OMB APPROVAL
OMB Number:	3235-0578
Expires:	March 31, 2019
Estimated average burden
hours per response	10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 5.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 5.3%
California Infrastructure & Economic Development Bank(a),(b)
Refunding Revenue Bonds
Los Angeles Museum VRDN Series 2008 (Wells Fargo Bank)
09/01/37	0.500%	5,150,000	5,150,000
Los Angeles Museum VRDN Series 2008A (Wells Fargo Bank)
09/01/37	0.500%	4,445,000	4,445,000
Calleguas-Las Virgenes Public Financing Authority(a),(b)
Refunding Revenue Bonds
Municipal Water District Project VRDN Series 2008A (Wells Fargo Bank)
07/01/37	0.610%	3,000,000	3,000,000
Los Angeles Department of Water & Power(b)
Refunding Revenue Bonds
VRDN Subordinated Series 2016B-3
07/01/34	0.520%	2,000,000	2,000,000
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten VRDN Series 2013A2 (State Street)
05/01/34	0.500%	8,130,000	8,130,000
Total			22,725,000
Total Floating Rate Notes (Cost $22,725,000)			22,725,000

Municipal Bonds 89.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.6%
City of Los Angeles Department of Airports
Subordinated Refunding Revenue Bonds
Series 2015C
05/15/29	5.000%	2,410,000	2,808,975
City of San Jose Airport
Refunding Revenue Bonds
Series 2014B
03/01/27	5.000%	2,000,000	2,293,140
Series 2014C
03/01/30	5.000%	2,500,000	2,828,250
Revenue Bonds
Series 2007B (AMBAC)
03/01/22	5.000%	1,000,000	1,003,410
County of Orange Airport
Revenue Bonds
Series 2009A
07/01/25	5.250%	1,500,000	1,624,065
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/36	5.000%	1,750,000	1,956,010
Unrefunded Revenue Bonds
Series 2008A (AGM)
07/01/23	5.000%	870,000	913,335
San Diego County Regional Airport Authority
Subordinated Revenue Bonds
Series 2010A
07/01/24	5.000%	1,000,000	1,105,570
San Francisco City & County Airport Commission-San Francisco International Airport
Unrefunded Revenue Bonds
Series 2011-2
05/01/26	5.250%	555,000	637,501
San Francisco City & County Airports Commission-San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2009C (AGM)
05/01/18	5.000%	1,825,000	1,913,713
2nd Series 2016A
05/01/26	5.000%	1,975,000	2,397,453
Total			19,481,422
Charter Schools 2.1%
California School Finance Authority(c)
Refunding Revenue Bonds
Aspire Public Schools Series 2016
08/01/29	5.000%	500,000	534,615
Aspire Public Schools Series 2016
08/01/30	5.000%	750,000	796,372
Aspire Public Schools Series 2016
08/01/31	5.000%	925,000	978,123
Revenue Bonds
Alliance College-Ready Public Schools Series 2015
07/01/30	5.000%	1,700,000	1,743,367
Green Dot Public School Project Series 2015A
08/01/35	5.000%	1,010,000	1,075,428
KIPP Los Angeles Projects Series 2015A
07/01/35	5.000%	1,000,000	1,040,360
River Springs Charter School Project Series 2015
07/01/25	5.250%	2,000,000	2,017,500

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects Series 2014A
07/01/34	5.000%	600,000	621,780
Total			8,807,545
Health Services 0.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project Series 2015
11/01/32	5.000%	1,120,000	1,224,418
Higher Education 3.2%
California Educational Facilities Authority
Revenue Bonds
California Lutheran University Series 2008
10/01/21	5.250%	1,500,000	1,574,160
Chapman University Series 2015
04/01/26	5.000%	1,000,000	1,172,140
Pitzer College Series 2009
04/01/19	5.000%	1,610,000	1,733,777
University of Southern California Series 2009C
10/01/24	5.250%	3,000,000	3,693,330
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University Series 2015B
04/01/25	5.000%	395,000	435,867
Azusa Pacific University Series 2015B
04/01/26	5.000%	1,000,000	1,094,550
Revenue Bonds
Biola University Series 2013
10/01/24	5.000%	505,000	566,403
Biola University Series 2013
10/01/28	5.000%	840,000	928,233
California Municipal Finance Authority(c)
Revenue Bonds
California Baptist University Series 2016A
11/01/26	4.000%	1,000,000	969,280
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University Series 2014A
11/01/23	5.125%	715,000	755,412
Lancer Plaza Project Series 2013
11/01/23	5.125%	755,000	783,712
Total			13,706,864
Hospital 6.6%
ABAG Finance Authority for Nonprofit Corps.
Revenue Bonds
Sharp Healthcare Series 2011A
08/01/24	5.250%	2,750,000	3,102,550
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center Series 2015
11/15/28	5.000%	1,000,000	1,175,210
El Camino Hospital Series 2015A
02/01/27	5.000%	1,500,000	1,722,780
Marshall Medical Center Series 2015
11/01/23	5.000%	325,000	374,978
Sutter Health Obligation Group Series 2011D
08/15/26	5.000%	2,250,000	2,546,325
Revenue Bonds
Children’s Hospital of Orange County Series 2009
11/01/21	6.000%	2,000,000	2,229,260
City of Hope Obligation Group Series 2012A
11/15/21	5.000%	600,000	684,150
Dignity Health Series 2009E
07/01/25	5.625%	1,500,000	1,628,010
Lucile Salter Packard Children’s Hospital Series 2014
08/15/28	5.000%	300,000	344,850
Providence Health & Services Series 2014A
10/01/30	5.000%	1,500,000	1,709,010
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers Series 2015A
02/01/27	5.000%	1,200,000	1,353,564

2	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center Series 2015
08/15/30	5.000%	1,000,000	1,148,560
Huntington Memorial Hospital Series 2014B
07/01/33	5.000%	2,300,000	2,481,493
Revenue Bonds
Henry Mayo Newhall Memorial Series 2014A (AGM)
10/01/27	5.000%	1,000,000	1,128,540
Kaiser Permanente Series 2009A
04/01/19	5.000%	2,000,000	2,160,240
Loma Linda University Medical Center Series 2014
12/01/34	5.250%	3,000,000	3,167,250
Sutter Health Series 2011A
08/15/26	5.500%	1,000,000	1,131,070
Total			28,087,840
Joint Power Authority 3.7%
M-S-R Public Power Agency
Subordinated Revenue Bonds
Lien Series 2008L (AGM)
07/01/21	5.000%	2,500,000	2,621,450
Northern California Power Agency
Refunding Revenue Bonds
Hydroelectric Project No. 1 Series 2008C (AGM)
07/01/22	5.000%	3,000,000	3,150,300
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project Series 2016
05/01/32	5.000%	1,500,000	1,736,760
Southern California Public Power Authority
Refunding Revenue Bonds
Series 2008A
07/01/22	5.000%	2,000,000	2,110,940
Series 2015C
07/01/26	5.000%	5,000,000	5,954,050
Total			15,573,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 2.5%
City & County of San Francisco
Certificate of Participation
Multiple Capital Improvement Projects Series 2009B
04/01/24	5.000%	1,495,000	1,598,663
County of Monterey
Certificate of Participation
Refinancing Project Series 2009 (AGM)
08/01/17	5.000%	1,000,000	1,020,530
Los Angeles County Public Works Financing Authority
Refunding Revenue Bonds
Series 2015B
12/01/25	5.000%	1,750,000	2,106,807
Oakland Joint Powers Financing Authority
Refunding Revenue Bonds
Oakland Administration Buildings Series 2008B (AGM)
08/01/22	5.000%	2,000,000	2,101,540
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012A
11/01/27	5.000%	2,145,000	2,422,499
Series 2012A
11/01/28	5.000%	1,155,000	1,301,893
Total			10,551,932
Local General Obligation 9.9%
Compton Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
07/01/22	5.000%	2,095,000	2,406,841
Compton Unified School District(d)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation Series 2006C (AMBAC)
06/01/23	0.000%	2,025,000	1,675,141
Election of 2002 - Capital Appreciation Series 2006C (AMBAC)
06/01/24	0.000%	1,925,000	1,522,810
Culver City School Facilities Financing Authority
Revenue Bonds
Unified School District Series 2005 (AGM)
08/01/23	5.500%	1,490,000	1,815,356
East Side Union High School District
Unlimited General Obligation Refunding Bonds
2012 Crossover Series 2006 (AGM)
09/01/20	5.250%	1,280,000	1,447,450

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Community College District
Unlimited General Obligation Bonds
2008 Election Series 2012B
08/01/23	5.000%	700,000	813,946
Long Beach Unified School District(d)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/31	0.000%	1,375,000	776,311
Monterey Peninsula Community College District(d)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/28	0.000%	2,125,000	1,413,338
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/25	5.000%	650,000	789,932
Palomar Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2006 Series 2010B
08/01/22	0.000%	2,140,000	1,885,896
Pomona Unified School District(d)
Unlimited General Obligation Bonds
Election 2008 Series 2016G (AGM)
08/01/32	0.000%	1,000,000	515,110
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002 Series 2006C (AGM)
09/01/31	0.000%	3,785,000	2,189,130
Rancho Santiago Community College District
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
09/01/19	5.250%	1,000,000	1,102,420
Rescue Union School District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 1998 Series 2005 (NPFGC)
09/01/26	0.000%	1,100,000	788,579
Salinas Union High School District(d)
Unlimited General Obligation Bonds
BAN Series 2015
08/01/20	0.000%	4,725,000	4,417,355
San Mateo Foster City School District
Revenue Bonds
Series 2005 (AGM)
08/15/19	5.500%	2,000,000	2,211,120
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Saugus Union School District
Unlimited General Obligation Refunding Bonds
Series 2006 (NPFGC)
08/01/21	5.250%	2,375,000	2,742,840
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/28	5.000%	1,000,000	1,131,840
Series 2015
08/01/32	5.000%	1,500,000	1,658,385
Simi Valley School Financing Authority
Unrefunded Revenue Bonds
Simi Valley Unified School District Series 2007 AGM
08/01/18	5.000%	980,000	1,019,033
Simi Valley Unified School District(e)
Unlimited General Obligation Refunding Bonds
Series 2017
08/01/25	5.000%	1,000,000	1,203,860
Series 2017
08/01/26	5.000%	2,000,000	2,429,380
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2011 (AGM)
08/01/23	5.250%	3,000,000	3,441,060
Series 2012
08/01/27	5.000%	2,365,000	2,720,389
Total			42,117,522
Multi-Family 0.8%
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation Series 2015A
06/01/35	5.000%	400,000	422,572
Caritas Affordable Housing Senior Series 2014
08/15/30	5.000%	1,000,000	1,104,900
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments Series 2012
05/15/19	5.000%	1,000,000	1,065,280
University of California Irvine East Campus Apartments Series 2012
05/15/20	5.000%	750,000	813,728
Total			3,406,480

4	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 4.6%
City of Riverside Electric
Revenue Bonds
Series 2008D (AGM)
10/01/23	5.000%	1,000,000	1,058,440
City of Santa Clara Electric
Refunding Revenue Bonds
Series 2011A
07/01/29	5.375%	1,000,000	1,125,750
City of Vernon Electric System
Unrefunded Revenue Bonds
Series 2009A
08/01/21	5.125%	2,325,000	2,502,886
Imperial Irrigation District Electric System
Refunding Revenue Bonds
Series 2011D
11/01/22	5.000%	2,860,000	3,277,331
Series 2011D
11/01/23	5.000%	1,040,000	1,176,802
Los Angeles Department of Water & Power
Revenue Bonds
Power System Series 2009B
07/01/23	5.250%	2,000,000	2,189,840
Power System Series 2014D
07/01/33	5.000%	1,700,000	1,946,415
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/31	5.000%	1,045,000	1,191,289
Sacramento Municipal Utility District
Unrefunded Revenue Bonds
Series 2008U (AGM)
08/15/21	5.000%	920,000	972,477
State of California Department of Water Resources
Subordinated Revenue Bonds
Series 2005G-11
05/01/18	5.000%	2,000,000	2,100,560
Turlock Irrigation District
Refunding Revenue Bonds
First Priority Subordinated Series 2014
01/01/30	5.000%	850,000	963,475
First Priority Subordinated Series 2014
01/01/31	5.000%	1,000,000	1,127,120
Total			19,632,385
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 1.3%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The) Series 2016
09/01/33	4.000%	400,000	407,656
Salvation Army Western Territory (The) Series 2016
09/01/34	4.000%	600,000	611,964
Walt Disney Family Museum Series 2016
02/01/32	4.000%	350,000	365,061
Walt Disney Family Museum Series 2016
02/01/33	4.000%	500,000	518,765
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/28	5.000%	635,000	707,409
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group Series 2015
11/01/25	5.000%	350,000	403,984
Long Beach Bond Finance Authority
Refunding Revenue Bonds
Aquarium of the Pacific Series 2012
11/01/27	5.000%	2,210,000	2,464,636
Total			5,479,475
Ports 1.3%
Port of Los Angeles
Revenue Bonds
Series 2009A
08/01/23	5.250%	2,000,000	2,183,960
Port of Oakland
Refunding Revenue Bonds
Intermediate Lien Series 2007B (NPFGC)
11/01/29	5.000%	1,165,000	1,198,680
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/27	5.000%	1,000,000	1,127,770
Series 2013A
09/01/28	5.000%	1,100,000	1,233,529
Total			5,743,939

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prepaid Gas 0.6%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/29	6.125%	2,000,000	2,466,320
Recreation 1.4%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Segerstrom Center for the Arts Series 2016
07/01/26	5.000%	3,750,000	4,367,962
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/25	5.000%	1,665,000	1,792,556
Total			6,160,518
Refunded / Escrowed 8.5%
California Health Facilities Financing Authority
Prerefunded 07/01/19 Revenue Bonds
Dignity Health Series 2009A
07/01/29	6.000%	1,250,000	1,388,988
Revenue Bonds
Insured Episcopal Home Series 2010B Escrowed to Maturity
02/01/19	5.100%	265,000	275,192
California State University
Prerefunded 05/01/19 Revenue Bonds
Systemwide Series 2009A
11/01/22	5.250%	2,500,000	2,726,800
City & County of San Francisco
Prerefunded 06/15/20 Unlimited General Obligation Bonds
Earthquake Safety Series 2010E
06/15/27	5.000%	3,380,000	3,787,324
City of Los Angeles
Prerefunded 09/01/21 Unlimited General Obligation Bonds
Series 2011A
09/01/25	5.000%	3,000,000	3,460,890
City of Los Angeles Wastewater System
Prerefunded 06/01/19 Revenue Bonds
Series 2009A
06/01/25	5.750%	1,110,000	1,225,262
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian Series 2011
12/01/30	5.875%	1,000,000	1,197,180
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Vernon Electric System
Prerefunded 08/01/19 Revenue Bonds
Series 2009A
08/01/21	5.125%	1,005,000	1,073,591
County of Sacramento Airport System
Prerefunded 07/01/18 Revenue Bonds
Series 2008A (AGM)
07/01/23	5.000%	130,000	137,333
Imperial Irrigation District Electric System
Prerefunded 11/01/18 Revenue Bonds
System Series 2008A
11/01/21	5.250%	2,040,000	2,190,348
System Series 2008A
11/01/21	5.250%	460,000	493,902
Pasadena Public Financing Authority
Prerefunded 03/01/21 Revenue Bonds
Rose Bowl Renovation Series 2010A
03/01/26	5.000%	2,500,000	2,849,225
Pico Rivera Public Financing Authority
Prerefunded 09/01/19 Revenue Bonds
Series 2009
09/01/26	5.250%	1,085,000	1,196,050
Sacramento Municipal Utility District
Prerefunded 08/15/18 Revenue Bonds
Series 2008U (AGM)
08/15/21	5.000%	580,000	615,780
San Diego Public Facilities Financing Authority Sewer
Prerefunded 05/15/19 Revenue Bonds
Senior Series 2009B
05/15/25	5.250%	1,500,000	1,639,800
San Diego Public Facilities Financing Authority Water
Prerefunded 08/01/20 Revenue Bonds
Series 2010A
08/01/24	5.000%	2,000,000	2,248,600
San Francisco City & County Airport Commission-San Francisco International Airport
Prerefunded 05/03/21 Revenue Bonds
Series 2011-2
05/01/26	5.250%	1,445,000	1,669,033
San Mateo Joint Powers Financing Authority
Prerefunded 07/15/18 Revenue Bonds
Youth Services Campus Series 2008A
07/15/28	5.250%	2,275,000	2,414,435
Simi Valley School Financing Authority
Prerefunded 08/01/17 Revenue Bonds
Simi Valley Unified School District Series 2007 (AGM)
08/01/18	5.000%	65,000	67,672

6	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2009A Escrowed to Maturity
07/01/18	5.000%	680,000	718,753
Sulphur Springs Union School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District Series 2012
09/01/28	5.000%	520,000	609,814
Community Facilities District Series 2012
09/01/29	5.000%	585,000	686,041
Tuolumne Wind Project Authority
Prerefunded 01/01/19 Revenue Bonds
Tuolumne Co. Project Series 2009
01/01/22	5.000%	1,000,000	1,074,150
Tustin Community Redevelopment Agency Successor Agency
Prerefunded 09/01/18 Tax Allocation Bonds
MCAS-Tustin Redevelopment Project Area Series 2010
09/01/25	5.000%	1,250,000	1,353,150
University of California
Prerefunded 05/15/19 Revenue Bonds
Series 2009O
05/15/20	5.000%	1,000,000	1,086,440
Total			36,185,753
Retirement Communities 5.1%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities Series 2011
07/01/24	5.375%	2,795,000	3,077,351
Episcopal Senior Communities Series 2012
07/01/21	5.000%	1,000,000	1,107,440
Revenue Bonds
Odd Fellows Home of California Series 2012-A
04/01/32	5.000%	4,750,000	5,355,102
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes Series 2015
07/01/28	5.000%	310,000	355,561
Northern California Presbyterian Homes Series 2015
07/01/29	5.000%	300,000	342,177
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project Series 2014A
11/01/19	5.000%	550,000	567,149
American Baptist Homes West Series 2015
10/01/24	5.000%	2,575,000	2,935,680
American Baptist Homes West Series 2015
10/01/26	5.000%	1,000,000	1,135,260
Episcopal Communities and Services Series 2012
05/15/27	5.000%	1,520,000	1,665,586
Revenue Bonds
Insured Redwoods Project Series 2013
11/15/28	5.000%	1,000,000	1,156,190
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes Series 2014
05/15/24	5.000%	310,000	341,995
Brethren Hillcrest Homes Series 2014
05/15/25	5.000%	530,000	580,891
Brethren Hillcrest Homes Series 2014
05/15/26	5.000%	700,000	762,839
Brethren Hillcrest Homes Series 2014
05/15/29	5.000%	1,135,000	1,221,827
Los Angeles County Regional Financing Authority
Revenue Bonds
Montecedro, Inc. Project Series 2014A
11/15/34	5.000%	1,000,000	1,115,640
Total			21,720,688
Special Non Property Tax 0.9%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/32	4.000%	500,000	525,435
Series 2016 (BAM)
06/01/33	4.000%	415,000	433,405
Series 2016 (BAM)
06/01/34	4.000%	250,000	259,467

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands Public Finance Authority(f)
Refunding Revenue Bonds
Series 2013B
10/01/24	5.000%	1,740,000	1,375,105
Revenue Bonds
Matching Fund Loan Notes-Senior Lien Series 2010A
10/01/20	5.000%	1,490,000	1,237,505
Total			3,830,917
Special Property Tax 14.9%
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/23	5.000%	1,070,000	1,188,524
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District Series 2015
09/02/25	5.000%	1,300,000	1,526,980
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/25	5.000%	840,000	985,690
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1 Series 2012
09/01/26	5.000%	630,000	701,738
Community Facilities District No. 92-1 Series 2012
09/01/27	5.000%	805,000	893,437
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/23	5.000%	2,415,000	2,831,032
Series 2014A (AGM)
09/01/26	5.000%	1,000,000	1,169,440
Series 2014A (AGM)
09/01/27	5.000%	1,000,000	1,160,460
Series 2014A (AGM)
09/01/30	5.000%	815,000	930,543
Series 2014A (AGM)
09/01/31	5.000%	590,000	668,204
Fontana Public Finance Authority
Subordinated Tax Allocation Bonds
Lien-North Fontana Redevelopment Series 2005A (AMBAC)
10/01/20	5.000%	1,515,000	1,519,439
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project Series 2016 (BAM)
10/01/30	5.000%	1,040,000	1,204,226
Garden Grove Community Project Series 2016 (BAM)
10/01/31	5.000%	1,640,000	1,889,739
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment Subordinated Series 2013 (AGM)
12/01/21	5.000%	755,000	860,073
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/30	5.000%	2,065,000	2,363,702
Series 2015
09/01/31	5.000%	2,720,000	3,097,373
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/29	5.000%	530,000	598,720
Series 2014A
09/01/30	5.000%	625,000	702,287
Series 2014A
09/01/32	5.000%	625,000	696,194
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project Subordinated Series 2013A
09/01/30	5.000%	1,500,000	1,664,730
Long Beach Bond Finance Authority
Tax Allocation Bonds
Industrial Redevelopment Project Areas Series 2002B (AMBAC)
11/01/19	5.500%	1,070,000	1,183,003
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1 Series 2014
09/01/30	5.000%	1,000,000	1,102,390
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project Series 2014C (AGM)
12/01/28	5.000%	3,000,000	3,462,540
Oakland Redevelopment Successor Agency
Subordinated Refunding Tax Allocation Bonds
Series 2013
09/01/22	5.000%	2,000,000	2,285,140

8	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/29	5.000%	890,000	1,025,974
Series 2017A (BAM)
10/01/30	5.000%	350,000	401,590
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch Series 2012
09/01/28	5.000%	1,775,000	1,953,316
Community Facilities District No. 6-4S Ranch Series 2012
09/01/29	5.000%	1,200,000	1,316,040
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/26	5.000%	995,000	1,162,339
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area Series 2014
09/01/30	5.000%	700,000	792,617
Rancho Redevelopment Project Area Series 2014 (AGM)
09/01/27	5.000%	2,200,000	2,533,960
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities Series 2016 (BAM)
10/01/31	4.000%	2,500,000	2,596,450
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project Series 2016
08/01/30	5.000%	275,000	318,406
Mission Bay North Redevelopment Project Series 2016
08/01/31	5.000%	355,000	408,559
Mission Bay South Redevelopment Project Series 2016
08/01/31	5.000%	670,000	762,239
Mission Bay South Redevelopment Project Series 2016
08/01/32	5.000%	580,000	656,815
Tax Allocation Bonds
Mission Bay South Redevelopment Project Series 2014A
08/01/29	5.000%	225,000	253,175
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mission Bay South Redevelopment Project Series 2014A
08/01/30	5.000%	175,000	196,457
San Francisco Redevelopment Projects Series 2009B
08/01/18	5.000%	1,255,000	1,324,389
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/28	5.000%	1,860,000	2,144,692
Series 2015A
08/01/29	5.000%	1,000,000	1,145,450
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/23	5.000%	300,000	352,821
Series 2015A 2nd Lien (AGM)
12/01/24	5.000%	400,000	475,368
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District Series 2012
09/01/28	5.000%	530,000	583,244
Community Facilities District Series 2012
09/01/29	5.000%	595,000	652,537
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1 Series 2015
09/01/29	5.000%	1,200,000	1,344,696
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/32	4.000%	2,295,000	2,404,839
Series 2016
09/01/33	4.000%	2,310,000	2,407,112
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/24	5.000%	580,000	681,326
Series 2015B1 (AGM)
09/01/26	5.000%	700,000	819,476
Total			63,399,491
State Appropriated 4.3%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects Series 2012G
11/01/28	5.000%	1,500,000	1,707,375

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Department of Corrections and Rehabilitation Series 2014C
10/01/22	5.000%	1,925,000	2,243,549
Department of Corrections and Rehabilitation Series 2015A
06/01/28	5.000%	1,175,000	1,366,372
Various Capital Projects Series 2011A
10/01/20	5.000%	2,000,000	2,246,860
Various Capital Projects Series 2013I
11/01/28	5.250%	3,000,000	3,510,750
Various Capital Projects Series 2014E
09/01/30	5.000%	1,500,000	1,723,650
Various Capital Projects Subordinated Series 2010A-1
03/01/22	5.250%	2,000,000	2,219,400
Various Correctional Facilities Series 2014A
09/01/31	5.000%	3,000,000	3,432,630
Total			18,450,586
State General Obligation 4.4%
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/24	5.000%	5,000,000	5,625,600
Various Purpose Series 2009
04/01/26	5.625%	2,000,000	2,185,320
Various Purpose Series 2009
10/01/29	5.250%	1,500,000	1,647,915
Various Purpose Series 2011
10/01/19	5.000%	4,000,000	4,394,880
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/32	5.000%	3,000,000	3,441,510
Unrefunded Unlimited General Obligation Bonds
Series 2007
08/01/18	5.000%	1,335,000	1,339,446
Total			18,634,671
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 1.0%
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/33	5.000%	4,000,000	4,470,080
Turnpike / Bridge / Toll Road 1.4%
Foothill-Eastern Transportation Corridor Agency(d)
Refunding Revenue Bonds
Series 2015
01/15/33	0.000%	5,000,000	2,390,050
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3
01/15/53	5.500%	3,000,000	3,421,290
Total			5,811,340
Water & Sewer 6.0%
Central Coast Water Authority
Refunding Revenue Bonds
State Water Project Regional Facilities Series 2016
10/01/21	5.000%	5,000,000	5,698,500
City of Fresno Sewer System
Revenue Bonds
Series 2008A
09/01/23	5.000%	1,000,000	1,056,650
City of Los Angeles Wastewater System
Unrefunded Revenue Bonds
Series 2009A
06/01/25	5.750%	890,000	973,989
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/25	5.000%	700,000	835,618
Series 2015 (AGM)
11/15/26	5.000%	1,000,000	1,186,810
Clovis Public Financing Authority
Revenue Bonds
Series 2007 (AMBAC)
08/01/21	5.000%	1,000,000	1,018,780
Kern County Water Agency Improvement District No. 4
Refunding Revenue Bonds
Series 2016A (AGM)
05/01/27	5.000%	2,300,000	2,723,522
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14 Series 2015
10/01/24	5.000%	1,050,000	1,251,033

10	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Projects - District #14 Series 2015
10/01/25	5.000%	1,100,000	1,321,364
Oxnard Financing Authority
Revenue Bonds
Project Series 2006
06/01/31	5.000%	4,315,000	4,325,831
Semitropic Improvement District
Refunding Revenue Bonds
Series 2012A
12/01/23	5.000%	2,850,000	3,279,609
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/28	5.000%	1,500,000	1,726,590
Total			25,398,296
Total Municipal Bonds (Cost $367,104,783)			380,341,982
Money Market Funds 1.2%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.440%	5,000,000	5,000,000
Total Money Market Funds (Cost $5,000,000)		5,000,000
Total Investments (Cost: $394,829,783)		408,066,982
Other Assets & Liabilities, Net		17,246,822
Net Assets		425,313,804

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Variable rate security.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $9,155,045 or 2.15% of net assets.
(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2017, the value of these securities amounted to $2,612,610 or 0.61% of net assets.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
394,830,000	16,566,000	(3,329,000)	13,237,000
Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	22,725,000	—	22,725,000
Municipal Bonds	—	380,341,982	—	380,341,982
Money Market Funds	5,000,000	—	—	5,000,000
Total Investments	5,000,000	403,066,982	—	408,066,982
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
12	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 96.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.9%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General Series 2010C
01/01/25	5.000%	1,500,000	1,653,795
Revenue Bonds
Series 2012B
01/01/27	5.000%	1,000,000	1,119,390
Total			2,773,185
Higher Education 13.3%
Athens Housing Authority
Refunding Revenue Bonds
UGAREF East Campus Housing Series 2011
12/01/25	5.000%	1,000,000	1,119,000
Bleckley County & Dodge County Joint Development Authority
Revenue Bonds
Middle Georgia College Series 2008
07/01/21	5.000%	750,000	782,768
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation Series 2012 (AGM)
08/01/27	5.000%	500,000	562,200
Revenue Bonds
Georgia Southern University Housing Foundation Series 2008 (AGM)
07/01/20	5.250%	1,000,000	1,053,660
Carrollton Payroll Development Authority
Refunding Revenue Bonds
Anticipation Certificates - UWG Campus Center Series 2012 (AGM)
08/01/25	5.000%	800,000	907,976
DeKalb Newton & Gwinnett Counties Joint Development Authority
Revenue Bonds
GGC Foundation LLC Project Series 2009
07/01/24	5.500%	2,500,000	2,691,875
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College Series 2015
06/01/32	5.000%	1,000,000	1,119,840
Richmond County Development Authority
Refunding Revenue Bonds
ASU Jaguar Student Housing Series 2012 (AGM)
02/01/27	5.000%	750,000	843,855
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia Regents University Cancer Center Series 2014 (AGM)
12/15/32	5.000%	425,000	480,373
Total			9,561,547
Hospital 11.7%
Carroll City-County Hospital Authority
Refunding Revenue Bonds
Tanner Medical Center, Inc. Project Series 2016
07/01/30	4.000%	1,000,000	1,042,250
Cedartown Polk County Hospital Authority
Revenue Bonds
Floyd Healthcare Polk Medical Center RAC Series 2016
07/01/34	5.000%	500,000	541,345
DeKalb Private Hospital Authority
Revenue Bonds
Children’s Healthcare Series 2009
11/15/17	5.000%	320,000	329,680
Fayette County Hospital Authority
Revenue Bonds
Fayette Community Hospital Series 2009A
06/15/23	5.250%	2,000,000	2,159,240
Floyd County Hospital Authority
Refunding Revenue Bonds
Floyd Medical Center Project Series 2016
07/01/31	5.000%	595,000	680,424
Gainesville & Hall County Hospital Authority(a)
Refunding Revenue Bonds
Northeast Georgia Health System Project Series 2017
02/15/30	5.000%	300,000	339,573
Gwinnett County Hospital Authority
Revenue Bonds
Gwinnet Hospital System Series 2007A (AGM)
07/01/23	5.000%	2,000,000	2,151,420
Richmond County Hospital Authority
Refunding Revenue Bonds
University Health Services, Inc. Project Series 2016
01/01/28	5.000%	1,000,000	1,153,230
Total			8,397,162

Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 4.2%
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Project One Subordinated Series 2015A
01/01/32	5.000%	1,000,000	1,130,200
Revenue Bonds
Project One Subordinated Series 2008A
01/01/21	5.250%	1,395,000	1,584,134
Unrefunded Revenue Bonds
Project One Subordinated Series 2008D
01/01/23	6.000%	260,000	277,285
Total			2,991,619
Local Appropriation 1.0%
Atlanta Public Safety & Judicial Facilities Authority
Refunding Revenue Bonds
Public Safety Facility Project Series 2016
12/01/24	5.000%	580,000	695,246
Local General Obligation 22.5%
Cherokee County Board of Education
Unlimited General Obligation Bonds
Series 2014A
08/01/30	5.000%	1,000,000	1,149,360
City of Atlanta
Unlimited General Obligation Refunding Bonds
Series 2014A
12/01/26	5.000%	500,000	592,150
City of Decatur
Unlimited General Obligation Bonds
Series 2016
08/01/29	4.000%	750,000	824,512
Columbia County School District
Unlimited General Obligation Bonds
Series 2015
10/01/22	5.000%	1,000,000	1,171,630
County of Columbia
Unlimited General Obligation Bonds
Sales Tax Series 2015
04/01/22	5.000%	285,000	330,107
County of DeKalb
Unlimited General Obligation Refunding Bonds
Special Transportation - Parks Greenspace Series 2016
12/01/27	5.000%	750,000	904,185
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Forsyth County Public Facilities Authority
Revenue Bonds
Forsyth County School District Project Series 2016
02/01/29	4.000%	450,000	488,772
Forsyth County School District
Unlimited General Obligation Bonds
Series 2014
02/01/28	5.000%	1,000,000	1,166,320
Gwinnett County School District
Unlimited General Obligation Refunding Bonds
Series 2010
02/01/24	5.000%	1,500,000	1,795,995
Henry County School District
Unlimited General Obligation Bonds
Series 2016
08/01/32	4.000%	1,000,000	1,069,320
Sandy Springs Public Facilities Authority
Revenue Bonds
City Center Project Series 2015
05/01/28	5.000%	1,000,000	1,190,730
Savannah-Chatham County School District
Unlimited General Obligation Refunding Bonds
Series 2004 (AGM)
08/01/19	5.250%	2,000,000	2,196,980
South Fulton Municipal Regional Water & Sewer Authority
Refunding Revenue Bonds
Series 2014
01/01/31	5.000%	1,000,000	1,120,090
Winder-Barrow Industrial Building Authority
Refunding Revenue Bonds
City of Winder Project Series 2012 (AGM)
12/01/24	5.000%	1,900,000	2,135,942
Total			16,136,093
Multi-Family 1.5%
Cobb County Development Authority
Refunding Revenue Bonds
Kennesaw State University Junior Subordinated Series 2014
07/15/29	5.000%	980,000	1,051,628
Municipal Power 0.3%
Guam Power Authority(b)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/24	5.000%	220,000	248,730

2	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 0.9%
Columbus Housing Authority
Revenue Bonds
Eagles Trace Apartments Project Series 2015
12/01/25	3.250%	690,000	671,336
Prepaid Gas 0.4%
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2007A
09/15/19	5.250%	295,000	317,482
Refunded / Escrowed 6.9%
Cherokee County Board of Education
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Series 2009A
08/01/22	5.000%	1,600,000	1,747,568
Municipal Electric Authority of Georgia
Prerefunded 07/01/18 Revenue Bonds
Project One Subordinated Series 2008D
01/01/23	6.000%	740,000	791,474
State of Georgia
Prerefunded 05/01/19 Unlimited General Obligation Bonds
Series 2009D
05/01/23	5.000%	750,000	814,065
Walton County Water & Sewer Authority
Prerefunded 02/01/18 Revenue Bonds
Hard Labor Creek Project Series 2008 (AGM)
02/01/25	5.000%	1,495,000	1,554,905
Total			4,908,012
Retirement Communities 0.7%
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc. Series 2016
07/01/25	4.000%	500,000	514,400
Sales Tax 1.2%
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
3rd Indenture Series 2014A
07/01/24	5.000%	750,000	883,867
Single Family 1.4%
Georgia Housing & Finance Authority
Revenue Bonds
Series 2014B-1
12/01/29	3.000%	1,000,000	966,240
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 5.7%
Cobb-Marietta Coliseum & Exhibit Hall Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
10/01/19	5.250%	1,500,000	1,628,580
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Third Indenture Series 2012A
07/01/30	5.000%	1,500,000	1,701,030
Territory of Guam(b)
Revenue Bonds
Series 2011A
01/01/31	5.000%	300,000	310,821
Virgin Islands Public Finance Authority(b)
Refunding Revenue Bonds
Senior Lien Series 2009B
10/01/25	5.000%	600,000	450,156
Total			4,090,587
Special Property Tax 6.1%
Atlanta & Fulton County Recreation Authority
Refunding Revenue Bonds
Park Improvement Series 2014A
12/01/28	5.000%	525,000	609,520
Park Improvement Series 2014A
12/01/33	5.000%	1,000,000	1,134,920
City of Atlanta
Refunding Tax Allocation Bonds
Atlanta Station Project Series 2007 (AGM)
12/01/20	5.250%	1,545,000	1,590,778
Eastside Project Series 2016
01/01/28	5.000%	300,000	345,870
Eastside Project Series 2016
01/01/29	5.000%	300,000	343,599
Eastside Project Series 2016
01/01/30	5.000%	300,000	340,599
Total			4,365,286

Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 1.5%
Georgia State Road & Tollway Authority
Revenue Bonds
Federal Highway Grant Series 2009A
06/01/21	5.000%	1,000,000	1,079,180
Turnpike / Bridge / Toll Road 0.9%
Georgia State Road & Tollway Authority(c),(d)
Revenue Bonds
I-75 S Express Lanes Project Series 2014
06/01/24	0.000%	1,000,000	635,660
Water & Sewer 12.4%
Augusta Water & Sewerage
Refunding Revenue Bonds
Series 2007 (AGM)
10/01/22	5.000%	2,000,000	2,071,900
Cherokee County Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
08/01/31	5.000%	250,000	292,870
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/30	5.000%	1,000,000	1,160,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Columbus Water & Sewerage
Refunding Revenue Bonds
Series 2016
05/01/32	5.000%	350,000	408,933
City of Gainesville Water & Sewerage
Refunding Revenue Bonds
Series 2014
11/15/26	5.000%	1,500,000	1,766,040
County of DeKalb Water & Sewage
Refunding Revenue Bonds
Series 2006B
10/01/21	5.250%	2,000,000	2,316,680
Villa Rica Public Facilities Authority
Refunding Revenue Bonds
Water & Sewer Project Series 2015
03/01/31	5.000%	750,000	850,500
Total			8,867,403
Total Municipal Bonds (Cost $67,427,097)			69,154,663

Total Investments (Cost: $67,427,097)	69,154,663
Other Assets & Liabilities, Net	2,474,647
Net Assets	71,629,310

Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued or delayed delivery basis.
(b)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2017, the value of these securities amounted to $1,009,707 or 1.41% of net assets.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $635,660 or 0.89% of net assets.
(d)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
67,427,000	2,582,000	(854,000)	1,728,000
4	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	69,154,663	—	69,154,663
Total Investments	—	69,154,663	—	69,154,663
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 99.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.4%
Maryland Environmental Service
Revenue Bonds
Mid Shore II Regional Landfill Series 2011
11/01/24	5.000%	1,030,000	1,147,914
Higher Education 5.2%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Maryland Institute College of Art Series 2012
06/01/29	5.000%	1,000,000	1,093,470
Notre Dame of Maryland University Series 2012
10/01/32	5.000%	1,000,000	1,088,240
Montgomery County Authority
Refunding Revenue Bonds
Series 2014
05/01/27	5.000%	500,000	575,605
Morgan State University
Refunding Revenue Bonds
Series 2012
07/01/30	5.000%	150,000	167,195
University System of Maryland
Refunding Revenue Bonds
Series 2015A
04/01/24	5.000%	1,000,000	1,192,360
Total			4,116,870
Hospital 19.9%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Anne Arundel Health System Series 2014
07/01/29	5.000%	750,000	842,708
MedStar Health, Inc. Series 2015
08/15/33	5.000%	500,000	551,415
Mercy Medical Center Series 2016A
07/01/32	5.000%	600,000	644,724
Meritus Medical Center Issue Series 2015
07/01/27	5.000%	1,000,000	1,127,560
Peninsula Regional Medical Center Series 2015
07/01/32	5.000%	1,000,000	1,115,180
Peninsula Regional Medical Center Series 2015
07/01/34	5.000%	1,000,000	1,103,390
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Maryland Medical System Series 2015
07/01/28	5.000%	500,000	574,285
Western Maryland Health System Series 2014
07/01/34	5.250%	1,500,000	1,647,510
Revenue Bonds
Carroll Hospital Series 2012A
07/01/26	5.000%	1,210,000	1,359,737
Carroll Hospital Series 2012A
07/01/27	5.000%	1,000,000	1,118,640
Johns Hopkins Health System Series 2012
07/01/28	5.000%	1,000,000	1,115,160
Johns Hopkins Health System Series 2013C
05/15/33	5.000%	1,500,000	1,670,715
MedStar Health Series 2011
08/15/22	5.000%	1,620,000	1,833,273
Maryland Health & Higher Educational Facilities Authority(a)
Refunding Revenue Bonds
Series 2017B
07/01/31	5.000%	1,000,000	1,129,000
Total			15,833,297
Investor Owned 3.4%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Potomac Series 2009
09/01/22	6.200%	2,500,000	2,737,575
Local Appropriation 1.9%
Howard County Housing Commission
Revenue Bonds
Roger Carter Recreation Center Project Series 2011
06/01/26	5.000%	585,000	646,636
Maryland State Transportation Authority
Refunding Revenue Bonds
Metrorail Parking Projects Series 2014
07/01/23	4.000%	750,000	827,662
Total			1,474,298

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 10.8%
City of Baltimore
Unlimited General Obligation Bonds
Consolidated Public Improvement Series 2008A (AGM)
10/15/22	5.000%	2,000,000	2,127,920
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvement Series 2015
04/01/27	5.000%	1,500,000	1,789,185
Limited General Obligation Refunding Bonds
Consolidated General Improvement Series 2015
04/01/26	5.000%	1,000,000	1,199,150
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities Series 2006
11/01/21	5.250%	2,500,000	2,904,050
County of Prince George’s
Limited General Obligation Refunding & Public Improvement Bonds
Consolidated Series 2011B
09/15/20	5.000%	500,000	563,665
Total			8,583,970
Multi-Family 7.6%
Howard County Housing Commission
Revenue Bonds
Gateway Village Apartments Series 2016
06/01/31	4.000%	870,000	897,344
General Capital Improvement Program Series 2015
06/01/32	4.000%	750,000	761,670
Maryland Economic Development Corp.
Refunding Revenue Bonds
Morgan State University Project Senior Series 2012
07/01/20	4.000%	550,000	575,190
University of Maryland Baltimore County Student Housing Series 2016 (AGM)
07/01/30	5.000%	725,000	841,877
University of Maryland College Park Student Housing Series 2016 (AGM)
06/01/30	5.000%	875,000	1,015,088
Revenue Bonds
Salisbury University Project Series 2012
06/01/27	5.000%	1,100,000	1,175,174
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Towson University Project Senior Series 2012
07/01/27	5.000%	700,000	756,231
Total			6,022,574
Municipal Power 0.3%
Guam Power Authority(b)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/24	5.000%	220,000	248,730
Other Bond Issue 2.8%
County of Montgomery
Revenue Bonds
Department of Liquor Control Series 2009A
04/01/22	5.000%	2,055,000	2,199,302
Maryland Community Development Administration
Revenue Bonds
Capital Fund Securitization Series 2003 (AGM)
07/01/21	4.400%	45,000	45,096
Total			2,244,398
Other Industrial Development Bond 1.0%
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc. Series 2010
09/01/25	5.750%	800,000	789,376
Refunded / Escrowed 4.4%
City of Baltimore
Revenue Bonds
Water Project Series 1994A Escrowed to Maturity (FGIC)
07/01/24	5.000%	1,400,000	1,617,742
Maryland Health & Higher Educational Facilities Authority
Prerefunded 01/01/21 Revenue Bonds
Charlestown Community Series 2010
01/01/30	6.125%	735,000	862,603
Maryland Water Quality Financing Administration Revolving Loan Fund
Prerefunded 03/01/18 Revenue Bonds
Series 2008A
03/01/23	5.000%	1,000,000	1,043,360
Total			3,523,705

The accompanying Notes to Financial Statements are an integral part of this statement.
2	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 5.7%
City of Gaithersburg
Refunding Revenue Bonds
Asbury Obligation Group Series 2009B
01/01/23	6.000%	1,250,000	1,358,688
County of Baltimore
Refunding Revenue Bonds
Oak Crest Village, Inc. Series 2016
01/01/29	5.000%	500,000	559,445
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp. Series 2017
04/01/26	5.000%	500,000	506,020
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Charlestown Community Series 2016A
01/01/28	5.000%	1,000,000	1,128,840
Revenue Bonds
King Farm Presbyterian Community Series 2007A
01/01/27	5.250%	1,000,000	996,130
Total			4,549,123
Single Family 0.7%
Maryland Community Development Administration Housing
Revenue Bonds
Series 2016
03/01/36	3.250%	600,000	571,980
Special Non Property Tax 6.6%
Maryland Stadium Authority
Revenue Bonds
Baltimore City Public Schools Series 2016
05/01/29	5.000%	2,470,000	2,894,692
Baltimore City Public Schools Series 2016
05/01/30	5.000%	750,000	868,380
State of Maryland Department of Transportation
Revenue Bonds
3rd Series 2015
12/15/26	4.000%	1,000,000	1,105,030
Territory of Guam(b)
Revenue Bonds
Series 2011A
01/01/31	5.000%	350,000	362,624
Total			5,230,726
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 5.9%
Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington Series 2013
07/01/23	5.000%	225,000	257,942
Villages of Dorchester & Farmington Series 2013
07/01/24	5.000%	500,000	578,810
City of Baltimore
Refunding Tax Allocation Bonds
Consolidated Tax Projects Series 2015
06/15/27	5.000%	520,000	576,633
County of Frederick
Special Tax Bonds
Urbana Community Development Authority Series 2010A
07/01/25	5.000%	2,500,000	2,741,250
County of Montgomery
Refunding Special Tax Bonds
West Germantown Development District Series 2014
07/01/25	4.000%	485,000	522,724
Total			4,677,359
State Appropriated 3.8%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Department of Transportation Headquarters Series 2010
06/01/22	4.500%	2,675,000	3,031,952
State General Obligation 4.7%
State of Maryland
Unlimited General Obligation Bonds
1st Series 2016
06/01/31	3.000%	1,000,000	976,000
Series 2015A
03/01/27	4.000%	1,500,000	1,646,535
Unlimited General Obligation Refunding Bonds
Series 2015B
08/01/24	4.000%	1,000,000	1,132,070
Total			3,754,605
Transportation 4.1%
Washington Metropolitan Area Transit Authority
Revenue Bonds
Transit Series 2009
07/01/23	5.250%	3,000,000	3,245,880

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 2.7%
Maryland State Transportation Authority
Revenue Bonds
Series 2009A
07/01/22	5.000%	2,000,000	2,176,480
Water & Sewer 6.2%
City of Baltimore
Subordinated Revenue Bonds
Series 2014A
07/01/32	5.000%	1,000,000	1,138,470
City of Baltimore(a)
Subordinated Revenue Bonds
Wastewater Project Series 2017A
07/01/31	5.000%	1,000,000	1,161,730
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Water Quality Financing Administration Revolving Loan Fund
Revenue Bonds
Series 2008
03/01/21	5.000%	2,500,000	2,597,875
Total			4,898,075
Total Municipal Bonds (Cost $76,585,206)			78,858,887

Total Investments (Cost: $76,585,206)	78,858,887
Other Assets & Liabilities, Net	679,996
Net Assets	79,538,883

Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued or delayed delivery basis.
(b)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2017, the value of these securities amounted to $611,354 or 0.77% of net assets.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
76,585,000	2,923,000	(649,000)	2,274,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
4	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	78,858,887	—	78,858,887
Total Investments	—	78,858,887	—	78,858,887
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 98.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.7%
Raleigh Durham Airport Authority
Refunding Revenue Bonds
Series 2010A
05/01/23	5.000%	3,000,000	3,319,020
Higher Education 9.6%
Appalachian State University
Refunding Revenue Bonds
Series 2016A
10/01/26	5.000%	325,000	390,224
Series 2016B
10/01/20	5.000%	1,380,000	1,552,169
East Carolina University
Revenue Bonds
General Series 2014A
10/01/31	5.000%	1,900,000	2,167,406
Series 2016A
10/01/30	4.000%	2,000,000	2,137,660
North Carolina Agricultural & Technical State University
Refunding Revenue Bonds
General Purpose Series 2015A
10/01/32	5.000%	2,000,000	2,267,280
North Carolina Capital Facilities Finance Agency
Unrefunded Revenue Bonds
Meredith College Series 2008A
06/01/31	6.000%	970,000	1,006,676
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/28	4.000%	955,000	1,011,546
Series 2016
10/01/29	4.000%	625,000	654,050
University of North Carolina at Charlotte (The)
Revenue Bonds
Series 2014
04/01/30	5.000%	1,000,000	1,136,360
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016
04/01/29	5.000%	390,000	456,358
Series 2016
04/01/30	5.000%	250,000	290,237
Revenue Bonds
General Series 2014
04/01/32	5.000%	2,000,000	2,256,140
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2015
06/01/29	5.000%	2,000,000	2,282,640
University of North Carolina System
Revenue Bonds
General Trust Indenture Series 2009B
10/01/17	4.250%	1,000,000	1,021,020
Unrefunded Revenue Bonds
Series 2008A (AGM)
10/01/22	5.000%	360,000	380,718
Total			19,010,484
Hospital 11.7%
Charlotte-Mecklenburg Hospital Authority (The)
Refunding Revenue Bonds
Carolinas Health Care System Group Series 2009A
01/15/21	5.000%	1,000,000	1,068,940
North Carolina Medical Care Commission
Refunding Revenue Bonds
Duke University Health System Series 2016
06/01/28	5.000%	1,000,000	1,211,810
Mission Health System, Inc. Series 2015
10/01/36	5.000%	2,515,000	2,802,767
Novant Health Obligation Group Series 2013
11/01/24	5.000%	530,000	605,000
Southeastern Regional Medical Center Series 2012
06/01/26	5.000%	1,000,000	1,095,620
Vidant Health Series 2012A
06/01/25	5.000%	1,500,000	1,685,190
Vidant Health Series 2012A
06/01/36	5.000%	1,445,000	1,564,169
Vidant Health Series 2015
06/01/30	5.000%	1,000,000	1,119,200
WakeMed Series 2012A
10/01/31	5.000%	2,000,000	2,194,920
Revenue Bonds
Duke University Health System Series 2012A
06/01/32	5.000%	3,635,000	4,059,059

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Moses Cone Health System Series 2011
10/01/20	5.000%	3,215,000	3,573,537
Rex Hospital, Inc. Series 2015A
07/01/32	5.000%	1,000,000	1,124,800
Northern Hospital District of Surry County
Revenue Bonds
Series 2008
10/01/24	5.750%	1,000,000	1,054,890
Total			23,159,902
Joint Power Authority 2.3%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/31	5.000%	2,000,000	2,302,420
Series 2016A
01/01/28	5.000%	1,500,000	1,776,915
Unrefunded Revenue Bonds
Series 2009A
01/01/25	5.000%	430,000	457,649
Total			4,536,984
Local Appropriation 17.3%
City of Kannapolis
Revenue Bonds
Series 2014
04/01/31	5.000%	1,365,000	1,535,134
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/33	4.000%	800,000	830,248
Series 2016
03/01/35	5.000%	1,000,000	1,129,110
City of Raleigh
Limited Obligation Refunding Revenue Bonds
Series 2016
02/01/31	4.000%	385,000	410,164
Series 2016
02/01/32	4.000%	775,000	821,903
City of Wilmington
Refunding Revenue Bonds
Series 2014A
06/01/28	5.000%	500,000	577,285
City of Winston-Salem
Refunding Revenue Bonds
Series 2014C
06/01/29	5.000%	750,000	866,475
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Brunswick
Revenue Bonds
Series 2015A
06/01/28	5.000%	250,000	290,718
Series 2015A
06/01/29	5.000%	250,000	288,710
County of Buncombe
Revenue Bonds
Series 2012
06/01/28	5.000%	500,000	568,815
Series 2012
06/01/29	5.000%	1,000,000	1,136,560
Series 2014A
06/01/32	5.000%	1,635,000	1,862,608
County of Cabarru
Revenue Bonds
Installment Financing Contract Series 2016
04/01/28	5.000%	1,000,000	1,188,760
County of Catawba
Revenue Bonds
Series 2011
10/01/22	5.000%	400,000	453,964
County of Cumberland
Refunding Certificate of Participation
Improvement Projects Series 2009-B1
12/01/21	5.000%	2,775,000	3,029,467
County of Dare
Refunding Revenue Bonds
Series 2016A
06/01/31	4.000%	225,000	235,343
County of Davidson
Revenue Bonds
Series 2016
06/01/29	5.000%	1,000,000	1,175,530
County of Duplin
Revenue Bonds
Series 2016
04/01/34	5.000%	1,000,000	1,124,220
County of Johnston
Revenue Bonds
Series 2014
06/01/28	5.000%	1,000,000	1,154,570
County of Martin
Refunding Revenue Bonds
Water & Sewer District Series 2014
06/01/30	4.000%	730,000	764,069

2	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of New Hanover
Refunding Certificate of Participation
Series 2005B (AMBAC)
09/01/18	5.000%	1,755,000	1,858,492
County of Onslow
Revenue Bonds
Series 2015
06/01/27	4.000%	405,000	439,348
County of Pender
Revenue Bonds
Series 2015
04/01/27	5.000%	1,165,000	1,354,149
Series 2015
04/01/28	5.000%	1,290,000	1,487,202
County of Randolph
Refunding Revenue Bonds
Series 2013C
10/01/26	5.000%	1,500,000	1,769,715
County of Union
Refunding Revenue Bonds
Series 2012
12/01/24	5.000%	1,715,000	2,047,607
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/27	5.000%	500,000	578,455
Series 2015
06/01/29	5.000%	500,000	571,845
Durham Capital Financing Corp
Refunding Revenue Bonds
Series 2016
12/01/29	5.000%	1,100,000	1,309,319
Durham Capital Financing Corp.
Refunding Revenue Bonds
Series 2016
12/01/28	5.000%	630,000	755,282
Jacksonville Public Facilities Corp.
Limited Obligation Revenue Bonds
Series 2012
04/01/26	5.000%	1,075,000	1,208,913
Orange County Public Facilities Co.
Revenue Bonds
Series 2012
10/01/24	5.000%	1,325,000	1,525,420
Total			34,349,400
Local General Obligation 4.5%
City of Winston-Salem
Unlimited General Obligation Bonds
Series 2016B
06/01/23	5.000%	1,935,000	2,298,412
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Henderson
Revenue Bonds
Series 2015
10/01/30	5.000%	500,000	580,770
County of Pitt
Refunding Revenue Bonds
Series 2017
04/01/22	5.000%	750,000	865,898
Series 2017
04/01/24	5.000%	410,000	484,083
Series 2017
04/01/25	5.000%	520,000	619,403
County of Wake
Unlimited General Obligation Refunding Bonds
Series 2010C
03/01/22	5.000%	2,000,000	2,323,480
Unrefunded Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/20	5.000%	1,565,000	1,689,809
Total			8,861,855
Multi-Family 2.4%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
North Carolina A&T University Foundation Project Series 2015A
06/01/28	5.000%	1,000,000	1,112,090
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects Series 2016
06/01/29	4.000%	1,000,000	1,067,830
Western Carolina University
Limited Obligation Refunding Revenue Bonds
Student Housing Series 2016 (AGM)
06/01/27	5.000%	500,000	584,635
Student Housing Series 2016 (AGM)
06/01/28	5.000%	1,000,000	1,162,530
Student Housing Series 2016 (AGM)
06/01/29	5.000%	800,000	924,800
Total			4,851,885
Municipal Power 3.0%
City of Concord Utilities Systems
Refunding Revenue Bonds
Series 2009B
12/01/19	5.000%	1,500,000	1,648,065

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Fayetteville Public Works Commission
Revenue Bonds
Series 2014
03/01/27	4.000%	1,250,000	1,371,025
Greenville Utilities Commission
Refunding Revenue Bonds
Series 2016
04/01/31	5.000%	1,000,000	1,167,940
Revenue Bonds
Series 2008A (AGM)
11/01/18	5.000%	1,040,000	1,106,643
Guam Power Authority(a)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/24	5.000%	520,000	587,907
Total			5,881,580
Ports 1.1%
North Carolina State Ports Authority
Revenue Bonds
Senior Lien Series 2010B
02/01/25	5.000%	2,000,000	2,148,040
Refunded / Escrowed 22.6%
Cape Fear Public Utility Authority
Prerefunded 04/01/18 Revenue Bonds
Series 2008
08/01/20	5.000%	1,000,000	1,059,220
Charlotte-Mecklenburg Hospital Authority (The)
Refunding Revenue Bonds
Carolinas Health Care System Group Series 2008A
01/15/24	5.250%	2,000,000	2,081,680
City of High Point Combined Water & Sewer System
Prerefunded 11/01/18 Revenue Bonds
Series 2008 (AGM)
11/01/24	5.000%	1,000,000	1,067,990
Series 2008 (AGM)
11/01/25	5.000%	1,000,000	1,067,990
City of Raleigh Combined Enterprise System
Prerefunded 03/01/21 Revenue Bonds
Series 2011
03/01/27	5.000%	800,000	909,368
City of Winston-Salem Water & Sewer System
Prerefunded 06/01/19 Revenue Bonds
Series 2009
06/01/23	5.000%	1,000,000	1,086,560
County of Brunswick Enterprise Systems
Prerefunded 04/01/18 Revenue Bonds
Series 2008A
04/01/20	5.000%	1,915,000	2,004,067
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008A
04/01/22	5.000%	1,390,000	1,454,649
County of Cabarrus
Prerefunded 06/01/18 Certificates of Participation
Installment Financing Contract Series 2008C
06/01/22	5.000%	1,545,000	1,626,916
County of Harnett
Prerefunded 06/01/19 Certificate of Participation
Series 2009
06/01/22	5.000%	1,880,000	2,042,263
County of Mecklenburg
Prerefunded 02/01/19 Certificate of Participation
Series 2009A
02/01/23	5.000%	1,000,000	1,076,000
County of Moore
Prerefunded 07/01/20 Revenue Bonds
Series 2010
06/01/24	5.000%	1,635,000	1,825,625
County of Wake
Prerefunded 03/01/19 Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/20	5.000%	935,000	1,008,697
Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/26	5.125%	3,065,000	3,462,408
North Carolina Capital Facilities Finance Agency
Prerefunded 01/01/19 Revenue Bonds
Wake Forest University Series 2009
01/01/26	5.000%	1,000,000	1,072,770
Prerefunded 06/01/18 Revenue Bonds
Meredith College Series 2008A
06/01/31	6.000%	30,000	31,967
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/18 Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	1,500,000	1,558,710
Prerefunded 01/01/19 Revenue Bonds
Series 2009B
01/01/26	5.000%	2,250,000	2,414,610
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,000,000	1,201,460
Refunding Revenue Bonds
Series 1993B Escrowed to Maturity (NPFGC / IBC)
01/01/22	6.000%	3,000,000	3,598,110
Series 1993B Escrowed to Maturity (NPFGC)
01/01/22	6.000%	1,000,000	1,201,460

4	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission
Prerefunded 11/01/17 Revenue Bonds
Wilson Medical Center Series 2007
11/01/19	5.000%	3,385,000	3,489,224
North Carolina Municipal Power Agency No. 1
Prerefunded 01/01/18 Revenue Bonds
Series 2008A
01/01/20	5.250%	2,000,000	2,078,480
Prerefunded 01/01/19 Revenue Bonds
Series 2009A
01/01/25	5.000%	1,070,000	1,146,590
Puerto Rico Highways & Transportation Authority
Refunding Revenue Bonds
Series 2003AA Escrowed to Maturity (NPFGC)
07/01/18	5.500%	3,360,000	3,568,689
University of North Carolina System
Prerefunded 10/01/18 Revenue Bonds
Series 2008A (AGM)
10/01/22	5.000%	655,000	697,457
Series 2008A (AGM)
10/01/22	5.000%	985,000	1,048,848
Total			44,881,808
Retirement Communities 4.7%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-United Church Series 2015A
09/01/30	4.500%	1,000,000	979,560
1st Mortgage-United Methodist Series 2013A
10/01/33	5.000%	1,595,000	1,625,209
Deerfield Episcopal Retirement Community Series 2016
11/01/31	5.000%	1,500,000	1,646,715
Pennybyrn at Maryfield Series 2015
10/01/25	5.000%	1,000,000	1,036,220
Presbyterian Homes Series 2016C
10/01/31	4.000%	2,000,000	2,009,480
Southminster, Inc. Series 2016
10/01/25	5.000%	1,260,000	1,356,705
United Methodist Retirement Series 2016
10/01/30	5.000%	700,000	775,453
Total			9,429,342
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 0.6%
City of Rocky Mount
Revenue Bonds
Series 2016
05/01/28	5.000%	1,000,000	1,181,730
Special Non Property Tax 1.2%
Territory of Guam(a)
Revenue Bonds
Series 2011A
01/01/31	5.000%	500,000	518,035
Virgin Islands Public Finance Authority(a)
Refunding Revenue Bonds
Senior Lien Series 2009B
10/01/25	5.000%	850,000	637,721
Revenue Bonds
Matching Fund Loan Notes-Senior Lien Series 2010A
10/01/20	5.000%	1,560,000	1,295,642
Total			2,451,398
State Appropriated 1.2%
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/25	5.000%	2,000,000	2,411,140
Transportation 0.5%
State of North Carolina
Revenue Bonds
Vehicle - GARVEE Series 2015
03/01/27	5.000%	900,000	1,045,170
Turnpike / Bridge / Toll Road 0.1%
North Carolina Turnpike Authority(b)
Revenue Bonds
Series 2017C
07/01/31	0.000%	500,000	259,295
Water & Sewer 13.7%
Cape Fear Public Utility Authority
Refunding Revenue Bonds
Series 2016
08/01/30	4.000%	1,000,000	1,082,130
City of Charlotte Water & Sewer System
Revenue Bonds
Series 2008
07/01/23	5.000%	3,000,000	3,171,210
Series 2009B
07/01/25	5.000%	5,835,000	6,476,617

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Gastonia Combined Utilities System
Revenue Bonds
Series 2015
05/01/29	5.000%	265,000	308,736
Series 2015
05/01/30	5.000%	660,000	763,818
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/22	5.250%	1,200,000	1,411,896
Series 2006
06/01/23	5.250%	2,000,000	2,392,180
City of Jacksonville Enterprise System
Refunding Revenue Bonds
Series 2016
05/01/28	5.250%	250,000	305,775
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/25	5.000%	1,200,000	1,464,948
City of Thomasville Combined Enterprise System
Refunding Revenue Bonds
Series 2012
05/01/26	4.000%	860,000	911,342
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2016A
06/01/33	4.000%	2,165,000	2,309,124
County of Brunswick Enterprise Systems
Refunding Revenue Bonds
Series 2015
04/01/26	5.000%	1,070,000	1,272,786
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015
04/01/27	5.000%	1,500,000	1,772,385
County of Union Enterprise System
Revenue Bonds
Series 2015
06/01/29	5.000%	500,000	586,180
Guam Government Waterworks Authority(a)
Revenue Bonds
Series 2016
07/01/36	5.000%	350,000	370,185
Onslow Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
12/01/31	4.000%	1,640,000	1,759,917
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/30	5.000%	335,000	393,913
Series 2016
04/01/31	5.000%	450,000	525,964
Total			27,279,106
Total Municipal Bonds (Cost $191,280,913)			195,058,139

Total Investments (Cost: $191,280,913)	195,058,139
Other Assets & Liabilities, Net	3,676,195
Net Assets	198,734,334

Notes to Portfolio of Investments
(a)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2017, the value of these securities amounted to $3,409,490 or 1.72% of net assets.
(b)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
191,281,000	6,290,000	(2,513,000)	3,777,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	195,058,139	—	195,058,139
Total Investments	—	195,058,139	—	195,058,139
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2017	7

Portfolio of Investments
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 92.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.0%
County of Horry Airport
Revenue Bonds
Series 2010A
07/01/20	5.000%	1,150,000	1,261,377
Charter Schools 1.1%
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/35	5.125%	1,000,000	973,150
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project Series 2014A
11/01/33	7.000%	500,000	533,755
Total			1,506,905
Higher Education 6.7%
Clemson University
Revenue Bonds
Athletic Facility Series 2014A
05/01/28	5.000%	1,170,000	1,370,620
Coastal Carolina University
Revenue Bonds
Series 2015
06/01/24	5.000%	1,500,000	1,756,830
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Furman University Series 2015
10/01/32	5.000%	1,895,000	2,163,635
Wofford College Series 2016
04/01/31	5.000%	1,320,000	1,482,598
University of South Carolina
Refunding Revenue Bonds
Series 2016A
05/01/31	4.000%	275,000	288,882
Revenue Bonds
Moore School of Business Project Series 2012
05/01/26	5.000%	1,500,000	1,690,740
Total			8,753,305
Hospital 15.6%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project Series 2014
11/01/31	5.000%	1,500,000	1,690,530
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare Series 2012B
10/01/27	5.000%	1,750,000	1,929,287
Self Regional Healthcare Series 2012B
10/01/31	5.000%	2,000,000	2,172,080
Greenville Health System
Refunding Revenue Bonds
Series 2008A
05/01/21	5.250%	2,750,000	2,878,700
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	1,230,000	1,266,211
Series 2007
11/01/18	5.000%	1,000,000	1,028,400
Revenue Bonds
Lexington Medical Center Series 2016
11/01/34	5.000%	1,500,000	1,644,105
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Anmed Health Project Series 2010
02/01/17	5.000%	500,000	500,053
Palmetto Health Series 2005A (AGM)
08/01/21	5.250%	3,000,000	3,150,690
Revenue Bonds
Bon Secours Health System, Inc. Series 2013
11/01/20	5.000%	2,000,000	2,236,140
Bon Secours Health System, Inc. Series 2013
11/01/24	5.000%	450,000	512,384
Spartanburg Regional Health Services District
Revenue Bonds
Series 2008A
04/15/19	5.000%	1,225,000	1,277,418
Total			20,285,998
Joint Power Authority 5.3%
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2014B
12/01/32	5.000%	1,250,000	1,404,675
Series 2016A
12/01/28	5.000%	2,000,000	2,327,860

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016B
12/01/35	5.000%	1,500,000	1,687,095
Unrefunded Revenue Bonds
Series 2009A
01/01/28	5.000%	1,360,000	1,444,266
Total			6,863,896
Local Appropriation 23.3%
Berkeley County School District
Refunding Revenue Bonds
Securing Assets for Education Series 2015A
12/01/27	5.000%	1,500,000	1,755,825
Charleston Educational Excellence Finance Corp.
Refunding Revenue Bonds
Charleston County School Series 2013
12/01/25	5.000%	2,000,000	2,339,240
Charleston Public Facilities Corp.
Revenue Bonds
Series 2015A
09/01/29	5.000%	1,000,000	1,169,290
City of Florence Accommodations Fee
Revenue Bonds
Series 2015
05/01/30	4.000%	1,000,000	1,054,850
Series 2015
05/01/35	5.000%	1,000,000	1,104,370
City of North Charleston
Revenue Bonds
Series 2012
06/01/29	5.000%	2,280,000	2,536,979
County of Florence
Revenue Bonds
Series 2015
10/01/28	5.000%	1,000,000	1,133,230
Dorchester County School District No. 2
Refunding Revenue Bonds
Growth Installment Purchase Series 2013
12/01/27	5.000%	1,000,000	1,137,590
Fort Mill School Facilities Corp.
Refunding Revenue Bonds
Fort Mills School District #4 Series 2015
12/01/28	5.000%	1,000,000	1,142,030
Greenwood Fifty Schools Facilities, Inc.
Refunding Revenue Bonds
Greenwood School District #50 Series 2016 (BAM)
12/01/27	5.000%	1,750,000	2,032,100
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kershaw County School District
Refunding Revenue Bonds
Series 2015
12/01/25	5.000%	1,000,000	1,158,130
Lexington One School Facilities Corp.
Refunding Revenue Bonds
Lexington County School District Series 2015
12/01/26	5.000%	835,000	974,670
Lexington School District No. 2 Educational Facilities Corp.
Refunding Revenue Bonds
Series 2015B
12/01/26	5.000%	1,815,000	2,084,309
Newberry Investing in Children’s Education
Refunding Revenue Bonds
Newberry County School District Series 2014
12/01/29	5.000%	1,500,000	1,707,420
SCAGO Educational Facilities Corp. for Calhoun School District
Refunding Revenue Bonds
Series 2015 (BAM)
12/01/26	5.000%	520,000	604,391
SCAGO Educational Facilities Corp. for Cherokee School District No. 1
Refunding Revenue Bonds
Series 2015
12/01/28	5.000%	1,830,000	2,078,386
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/27	5.000%	1,295,000	1,470,861
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/29	5.000%	1,500,000	1,701,345
Series 2015
12/01/30	5.000%	1,275,000	1,436,938
Sumter Two School Facilities, Inc.
Refunding Revenue Bonds
Sumter County School District No. 2 Series 2016 (BAM)
12/01/27	5.000%	1,500,000	1,712,040
Total			30,333,994
Local General Obligation 1.9%
Beaufort County School District
Unlimited General Obligation Bonds
Series 2014B
03/01/23	5.000%	1,190,000	1,397,155

2	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series 2015
04/01/34	5.000%	940,000	1,049,266
Total			2,446,421
Municipal Power 2.4%
City of Rock Hill Combined Utility System
Refunding Revenue Bonds
Series 2012A (AGM)
01/01/23	5.000%	1,560,000	1,759,368
Easley Combined Utility System
Refunding Revenue Bonds
Series 2011 (AGM)
12/01/28	5.000%	1,000,000	1,059,230
Guam Power Authority(b)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/24	5.000%	315,000	356,136
Total			3,174,734
Ports 0.8%
South Carolina Ports Authority
Revenue Bonds
Series 2010
07/01/23	5.250%	1,000,000	1,110,650
Refunded / Escrowed 5.5%
City of Columbia Waterworks & Sewer System
Prerefunded 02/01/21 Revenue Bonds
Series 2011A
02/01/27	5.000%	1,000,000	1,133,440
County of Charleston
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Improvement Series 2009A
08/01/23	5.000%	2,000,000	2,184,460
South Carolina Jobs-Economic Development Authority
Prerefunded 09/15/18 Revenue Bonds
Kershaw County Medical Center Project Series 2008
09/15/25	5.500%	1,925,000	2,062,118
South Carolina Public Service Authority
Prerefunded 01/01/19 Revenue Bonds
Series 2009A
01/01/28	5.000%	640,000	686,822
University of South Carolina
Prerefunded 06/01/18 Revenue Bonds
Series 2008A (AGM)
06/01/21	5.000%	1,060,000	1,116,053
Total			7,182,893
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Resource Recovery 2.2%
Three Rivers Solid Waste Authority(c)
Revenue Bonds
Capital Appreciation-Landfill Gas Project Series 2007
10/01/24	0.000%	1,835,000	1,455,504
Capital Appreciation-Landfill Gas Project Series 2007
10/01/25	0.000%	1,835,000	1,388,287
Total			2,843,791
Retirement Communities 2.1%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Lutheran Homes Series 2007
05/01/21	5.375%	1,650,000	1,649,785
South Carolina Jobs-Economic Development Authority(a)
Refunding Revenue Bonds
Wesley Commons Series 2016
10/01/26	5.000%	1,000,000	1,029,770
Total			2,679,555
Single Family 0.2%
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2010-1 (GNMA)
01/01/28	5.000%	260,000	273,593
Special Non Property Tax 7.2%
City of Columbia
Revenue Bonds
Series 2014
02/01/33	5.000%	1,195,000	1,346,502
City of Greenville Hospitality Tax
Improvement Refunding Revenue Bonds
Series 2011 (AGM)
04/01/21	5.000%	1,290,000	1,443,136
City of Myrtle Beach
Revenue Bonds
Hospitality Fee Series 2014B
06/01/30	5.000%	560,000	624,915
City of Rock Hill
Revenue Bonds
Hospitality Fee Pledge Series 2013
04/01/23	5.000%	695,000	797,568

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Greenville County Public Facilities Corp.
Refunding Certificate of Participation
Series 2014
04/01/26	5.000%	890,000	1,026,784
Spartanburg County Tourist Public Facilities Corp.
Refunding Certificate of Participation
Public Facilities Corp. Series 2016 (BAM)
04/01/27	4.000%	1,035,000	1,126,266
Public Facilities Corp. Series 2016 (BAM)
04/01/28	4.000%	580,000	625,924
Territory of Guam(b)
Revenue Bonds
Series 2011A
01/01/31	5.000%	400,000	414,428
Town of Hilton Head Island
Revenue Bonds
Series 2011A
06/01/23	5.000%	555,000	628,255
Series 2011A
06/01/24	5.000%	580,000	652,686
Virgin Islands Public Finance Authority(b)
Revenue Bonds
Matching Fund Loan Notes-Senior Lien Series 2010A
10/01/25	5.000%	1,000,000	750,260
Total			9,436,724
Special Property Tax 0.9%
City of Myrtle Beach
Refunding Tax Allocation Bonds
Myrtle Beach Air Force Base Series 2016
10/01/30	5.000%	1,000,000	1,134,810
State General Obligation 0.9%
State of South Carolina
Unlimited General Obligation Bonds
Series 2014B
04/01/25	5.000%	1,000,000	1,195,310
Student Loan 1.2%
South Carolina State Education Assistance Authority
Revenue Bonds
Student Loan Series 2009I
10/01/24	5.000%	1,510,000	1,584,111
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 6.0%
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Infrastructure Bank Series 2015A
10/01/24	5.000%	2,000,000	2,356,720
Series 2005A (AMBAC)
10/01/20	5.250%	4,880,000	5,512,643
Total			7,869,363
Water & Sewer 8.5%
Anderson Regional Joint Water System
Refunding Revenue Bonds
Series 2012
07/15/28	5.000%	2,000,000	2,237,020
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/24	5.000%	1,000,000	1,188,010
City of Anderson Water & Sewer
Refunding Revenue Bonds
Series 2016
07/01/31	5.000%	535,000	620,771
City of Sumter Waterworks & Sewer System
Refunding Revenue Bonds
Series 2015
12/01/27	4.000%	400,000	436,828
County of Berkeley Water & Sewer
Refunding Revenue Bonds
Series 2008A (AGM)
06/01/21	5.000%	1,000,000	1,047,600
Georgetown County Water & Sewer District
Refunding Revenue Bonds
Series 2015
06/01/27	4.000%	450,000	485,249
Renewable Water Resources
Refunding Revenue Bonds
Series 2005B (AGM)
03/01/19	5.250%	1,000,000	1,081,650
Series 2010A
01/01/20	5.000%	1,500,000	1,653,780
Series 2012
01/01/24	5.000%	1,000,000	1,148,900
Spartanburg Sanitation Sewer District
Refunding Revenue Bonds
Series 2014B
03/01/34	5.000%	1,000,000	1,119,730
Total			11,019,538
Total Municipal Bonds (Cost $118,582,377)			120,956,968

4	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Total Investments (Cost: $118,582,377)	120,956,968
Other Assets & Liabilities, Net	9,326,399
Net Assets	130,283,367
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $2,002,920 or 1.54% of net assets.
(b)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2017, the value of these securities amounted to $1,520,824 or 1.17% of net assets.
(c)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
118,582,000	3,737,000	(1,362,000)	2,375,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	120,956,968	—	120,956,968
Total Investments	—	120,956,968	—	120,956,968
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
6	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 1.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.0%
Virginia College Building Authority(a)
Revenue Bonds
University of Richmond Project Series 2009
11/01/36	0.580%	2,000,000	2,000,000
Total Floating Rate Notes (Cost $2,000,000)			2,000,000

Municipal Bonds 96.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 7.2%
Capital Region Airport Commission
Refunding Revenue Bonds
Series 2016A
07/01/34	4.000%	1,125,000	1,176,210
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2010F-1
10/01/21	5.000%	1,000,000	1,143,310
Revenue Bonds
Series 2009B
10/01/21	5.000%	3,000,000	3,264,750
Series 2009C
10/01/23	5.000%	3,000,000	3,170,220
Series 2010A
10/01/23	5.000%	2,475,000	2,751,012
Series 2010A
10/01/27	5.000%	1,515,000	1,669,227
Norfolk Airport Authority
Refunding Revenue Bonds
Series 2011 (AGM)
07/01/24	5.000%	1,000,000	1,115,440
Total			14,290,169
Higher Education 9.9%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute Series 2006
09/01/26	5.000%	1,000,000	942,470
Lexington Industrial Development Authority
Refunding Revenue Bonds
VMI Development Board, Inc. Series 2016
12/01/30	4.000%	1,500,000	1,614,945
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
VMI Development Board, Inc. Project Series 2006A
12/01/20	5.000%	1,400,000	1,582,196
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project Series 2011A
03/01/22	5.000%	1,245,000	1,409,577
University of Richmond Project Series 2011B
03/01/21	5.000%	2,250,000	2,555,055
Revenue Bonds
Liberty University Projects Series 2010
03/01/19	5.000%	1,000,000	1,079,110
Liberty University Projects Series 2010
03/01/22	5.000%	1,455,000	1,594,025
Liberty University Projects Series 2010
03/01/23	5.000%	2,000,000	2,187,940
Washington & Lee University Project Series 1998 (NPFGC)
01/01/26	5.250%	3,115,000	3,685,263
Virginia Polytechnic Institute & State University
Revenue Bonds
General Dorm and Dining Hall Series 2015A
06/01/27	4.000%	2,650,000	2,916,908
Total			19,567,489
Hospital 11.7%
Augusta County Economic Development Authority
Refunding Revenue Bonds
Augusta Health Care, Inc. Series 2003
09/01/19	5.250%	905,000	988,803
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project Series 1993
08/15/19	5.250%	765,000	809,760
Inova Health System Project Series 1993I (NPFGC)
08/15/19	5.250%	775,000	811,673
Revenue Bonds
Inova Health System Series 2009C
05/15/25	5.000%	1,000,000	1,076,020

Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation Series 2007
06/15/18	5.250%	1,000,000	1,041,320
MediCorp Health Systems Obligation Series 2007
06/15/20	5.250%	4,000,000	4,338,120
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare Series 2012B
11/01/27	5.000%	1,735,000	1,949,238
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligation Group Series 2010
07/01/25	5.000%	3,500,000	3,819,620
Revenue Bonds
Carilion Clinic Obligation Group Series 2012
07/01/22	5.000%	2,000,000	2,301,020
Carilion Clinic Obligation Group Series 2012
07/01/23	5.000%	1,000,000	1,132,140
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Series 2016
06/15/30	5.000%	1,300,000	1,448,122
Mary Washington Healthcare Series 2016
06/15/33	5.000%	200,000	219,428
Mary Washington Healthcare Series 2016
06/15/35	5.000%	1,000,000	1,088,080
Virginia Small Business Financing Authority
Revenue Bonds
Wellmont Health System Project Series 2007A
09/01/22	5.125%	710,000	723,000
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group Series 2015
01/01/32	5.000%	1,250,000	1,408,838
Total			23,155,182
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Investor Owned 1.1%
Chesterfield County Economic Development Authority
Refunding Revenue Bonds
Virginia Electric & Power Co. Series 2009A
05/01/23	5.000%	2,000,000	2,155,200
Local Appropriation 4.9%
Fairfax County Economic Development Authority
Revenue Bonds
Six Public Facilities Projects Series 2010
04/01/24	4.000%	1,340,000	1,395,503
Henrico County Economic Development Authority
Refunding Revenue Bonds
Series 2009B
08/01/21	4.500%	1,770,000	1,903,989
Loudoun County Economic Development Authority
Revenue Bonds
Loudoun County Roads & Public Facilities Project Series 2015
12/01/25	5.000%	3,000,000	3,638,040
Series 2015
12/01/28	5.000%	1,035,000	1,211,178
Virginia Beach Development Authority
Revenue Bonds
Series 2010C
08/01/23	5.000%	1,380,000	1,525,438
Total			9,674,148
Local General Obligation 9.7%
Appomattox County Economic Development Authority
Unrefunded Revenue Bonds
Series 2010
05/01/22	5.000%	175,000	191,149
City of Lynchburg
Unlimited General Obligation Public Improvement Bonds
Series 2009A
08/01/20	5.000%	525,000	572,234
Series 2009A
08/01/21	5.000%	530,000	575,315
City of Manassas Park
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
01/01/22	5.000%	310,000	320,038
City of Newport News
Unlimited General Obligation Refunding & Improvement Bonds
Water Series 2007B
07/01/20	5.250%	2,000,000	2,259,560

2	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2016A
08/01/31	5.000%	1,000,000	1,175,100
City of Portsmouth
Unlimited General Obligation Refunding Bonds
Public Utilities Series 2012A
07/15/21	5.000%	3,000,000	3,439,950
City of Richmond
Unlimited General Obligation Bonds
Public Improvement Series 2015B
03/01/28	4.000%	2,000,000	2,177,060
Unlimited General Obligation Public Improvement Bonds
Series 2010D
07/15/22	5.000%	575,000	640,337
Series 2010D
07/15/24	5.000%	1,000,000	1,111,490
City of Suffolk
Unlimited General Obligation Refunding Bonds
Series 2014
02/01/29	4.000%	2,000,000	2,166,800
County of Smyth
Unlimited General Obligation Bonds
Public Improvement Series 2011A
11/01/31	5.000%	4,000,000	4,427,120
Total			19,056,153
Other Bond Issue 0.9%
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2016
12/01/33	5.000%	1,500,000	1,731,660
Other Industrial Development Bond 0.8%
Peninsula Ports Authority
Refunding Revenue Bonds
Dominion Term Association Project Series 2016D
10/01/33	1.550%	1,500,000	1,485,390
Other Revenue 1.0%
Rappahannock Regional Jail Authority
Refunding Revenue Bonds
Series 2015
10/01/30	5.000%	1,725,000	2,002,932
Pool / Bond Bank 12.2%
Virginia College Building Authority
Refunding Revenue Bonds
Series 2016A
09/01/33	3.000%	1,000,000	922,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Public School Authority
Refunding Revenue Bonds
School Financing Series 2009C
08/01/25	4.000%	2,560,000	2,702,336
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund Series 2011A
08/01/24	5.000%	1,395,000	1,566,473
Series 2015
10/01/27	5.000%	1,500,000	1,794,075
State Revolving Fund Subordinated Series 2005
10/01/19	5.500%	4,000,000	4,446,640
State Revolving Fund Subordinated Series 2005
10/01/20	5.500%	3,500,000	4,009,705
State Revolving Fund Subordinated Series 2005
10/01/21	5.500%	6,475,000	7,605,924
Revenue Bonds
Virginia Pooled Financing Program Series 2016S
11/01/33	4.000%	1,000,000	1,064,790
Total			24,111,943
Refunded / Escrowed 16.0%
Appomattox County Economic Development Authority
Prerefunded 05/01/20 Revenue Bonds
Series 2010
05/01/22	5.000%	1,315,000	1,466,054
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution Series 1998 Escrowed to Maturity (NPFGC)
07/01/25	5.500%	4,000,000	4,817,920
City of Manassas Park
Prerefunded 01/01/18 Revenue Bonds
Series 2008 (AGM)
01/01/22	5.000%	895,000	928,169
City of Newport News
Prerefunded 07/01/20 Unlimited General Obligation Improvement Bonds
Series 2011A
07/01/23	5.000%	1,380,000	1,544,675
County of Fairfax
Prerefunded 04/01/21 Unlimited General Obligation Refunding Bonds
Public Improvement Series 2011A
04/01/24	4.000%	2,000,000	2,192,700

Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Henrico
Prerefunded 12/01/18 Unlimited General Obligation
Public Improvement Bonds Series 2008A
12/01/21	5.000%	1,000,000	1,071,360
County of Pittsylvania
Prerefunded 02/01/19 Unlimited General Obligation Bonds
Series 2008B
02/01/23	5.500%	1,030,000	1,118,436
County of Spotsylvania Water & Sewer
Prerefunded 06/01/17 Revenue Bonds
Series 2007 (AGM)
06/01/19	5.000%	1,030,000	1,044,564
Fairfax County Economic Development Authority
Prerefunded 04/01/20 Special Tax Bonds
Silver Line Phase I Project Series 2011
04/01/26	5.000%	4,185,000	4,654,138
Prerefunded 10/01/17 Revenue Bonds
Goodwin House, Inc. Series 2007
10/01/22	5.000%	1,500,000	1,541,325
Hampton Roads Sanitation District
Prerefunded 04/01/18 Revenue Bonds
Series 2008
04/01/22	5.000%	1,000,000	1,046,750
Prerefunded 11/01/19 Revenue Bonds
Series 2011
11/01/24	5.000%	1,750,000	1,925,805
Series 2011
11/01/25	5.000%	1,380,000	1,518,635
Montgomery County Industrial Development Authority
Prerefunded 02/01/18 Revenue Bonds
Public Projects Series 2008
02/01/29	5.000%	1,000,000	1,040,070
Richmond Metropolitan Transportation Authority (The) Expressway System
Refunding Revenue Bonds
Series 1998 Escrowed to Maturity (NPFGC)
07/15/17	5.250%	145,000	147,935
Virginia Resources Authority
Prerefunded 10/01/18 Revenue Bonds
State Revolving Fund Subordinated Series 2008
10/01/29	5.000%	5,000,000	5,326,650
Revenue Bonds
Series 2009B Escrowed to Maturity
11/01/18	4.000%	130,000	136,614
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Moral Series 2009B Escrowed to Maturity
11/01/18	4.000%	35,000	36,781
Total			31,558,581
Retirement Communities 2.3%
Albermarle County Economic Development Authority
Revenue Bonds
Westminster-Canterbury of the Blue Ridge Series 2012
01/01/32	4.625%	2,000,000	1,989,280
Hanover County Economic Development Authority
Revenue Bonds
Covenant Woods Series 2012A
07/01/22	4.000%	1,150,000	1,168,745
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster-Canterbury Corp. Series 2015
10/01/35	4.000%	1,320,000	1,322,178
Total			4,480,203
Sales Tax 1.2%
Northern Virginia Transportation Authority
Revenue Bonds
Series 2014
06/01/32	5.000%	2,000,000	2,278,420
Special Non Property Tax 4.6%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2015
06/15/29	5.000%	1,350,000	1,545,615
Series 2015
06/15/30	5.000%	1,540,000	1,750,718
Riverside Regional Jail Authority
Refunding Revenue Bonds
Series 2015
07/01/28	5.000%	2,685,000	3,136,107
Territory of Guam(b)
Revenue Bonds
Series 2011A
01/01/31	5.000%	850,000	880,660
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2015
12/01/27	5.000%	1,500,000	1,770,105
Total			9,083,205

4	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 3.4%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project Series 2012
03/01/23	4.000%	1,000,000	997,570
Fairfax County Economic Development Authority
Refunding Special Tax Bonds
Silver Line Phase I Project Series 2016
04/01/31	4.000%	1,000,000	1,067,190
Silver Line Phase I Project Series 2016
04/01/32	4.000%	1,000,000	1,061,450
Marquis Community Development Authority of York County(c),(d)
Revenue Bonds
Convertible Series 2015
09/01/45	0.000%	644,000	414,092
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
09/01/41	5.625%	2,084,000	1,597,032
Marquis Community Development Authority of York County(d)
Tax Allocation Bonds
Series 2007C
09/01/41	0.000%	3,164,000	400,689
Shops at White Oak Village Community Development Authority (The)
Special Assessment Bonds
Series 2007
03/01/17	5.300%	389,000	389,893
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/25	5.000%	690,000	704,393
Total			6,632,309
Transportation 2.3%
Virginia Commonwealth Transportation Board
Revenue Bonds
Capital Projects Series 2012
05/15/29	5.000%	3,000,000	3,408,780
Series 2016
05/15/30	4.000%	1,000,000	1,076,310
Total			4,485,090
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 3.2%
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System Senior Series 2012A
07/15/23	5.000%	1,025,000	1,144,699
Transportation System Senior Series 2012A
07/15/27	5.000%	1,000,000	1,086,960
Metropolitan Washington Airports Authority Dulles Toll Road(d)
Revenue Bonds
Capital Appreciation-2nd Senior Lien Series 2009B (AGM)
10/01/23	0.000%	5,000,000	4,054,900
Richmond Metropolitan Transportation Authority (The) Expressway System
Refunding Revenue Bonds
Series 1998 (NPFGC)
07/15/17	5.250%	85,000	86,599
Total			6,373,158
Water & Sewer 4.1%
City of Norfolk Water
Refunding Revenue Bonds
Series 2012
11/01/19	5.000%	1,000,000	1,100,270
County of Fairfax Sewer
Refunding Revenue Bonds
Series 2016A
07/15/30	5.000%	1,000,000	1,198,540
Fairfax County Water Authority
Subordinated Refunding Revenue Bonds
Series 2005B
04/01/19	5.250%	1,835,000	1,996,352
Guam Government Waterworks Authority(b)
Revenue Bonds
Series 2016
07/01/36	5.000%	350,000	370,184
Hampton Roads Sanitation District
Refunding Subordinated Revenue Bonds
Series 2016A
08/01/31	5.000%	2,000,000	2,362,980
Upper Occoquan Sewage Authority
Revenue Bonds
Series 1995A (NPFGC)
07/01/20	5.150%	1,060,000	1,136,945
Total			8,165,271
Total Municipal Bonds (Cost $183,461,829)			190,286,503

Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Total Investments (Cost: $185,461,829)	192,286,503
Other Assets & Liabilities, Net	4,933,110
Net Assets	197,219,613
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2017, the value of these securities amounted to $1,250,844 or 0.63% of net assets.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $414,092 or 0.21% of net assets.
(d)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
185,462,000	8,925,000	(2,100,000)	6,825,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are
6	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	2,000,000	—	2,000,000
Municipal Bonds	—	190,286,503	—	190,286,503
Total Investments	—	192,286,503	—	192,286,503
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2017	7

Portfolio of Investments
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 3.8%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.6%
Grossmont Union High School District(a),(b)
Prerefunded 08/01/18 Unlimited General Obligation Bonds
Election of 2004 VRDN Series 2008
02/01/18	0.860%	4,545,000	4,545,000
Grossmont Union High School District(a),(b),(c)
Unlimited General Obligation Bonds
Election of 2008 VRDN Series 2010B
08/01/18	0.860%	4,850,000	4,850,000
Total			9,395,000
Indiana 0.3%
Indiana Finance Authority(b),(c)
Unrefunded Revenue Bonds
Lease Appropriation VRDN Series 2009A-2 (JPMorgan Chase Bank)
02/01/37	0.660%	5,000,000	5,000,000
Missouri 0.2%
Health & Educational Facilities Authority of the State of Missouri(b)
Revenue Bonds
The Washington University Series 2014D
09/01/30	0.580%	3,000,000	3,000,000
New Hampshire 0.4%
New Hampshire Health & Education Facilities Authority Act(b)
Revenue Bonds
University System of New Hampshire Series 2016A2
07/01/35	0.600%	5,450,000	5,450,000
New York 1.8%
City of New York(b)
Unlimited General Obligation Bonds
Fiscal 2015 VRDN Subordinated Series 2015
06/01/44	0.620%	2,200,000	2,200,000
City of New York(b),(c)
Unlimited General Obligation Bonds
VRDN Series 2011A-5
08/01/36	0.620%	2,200,000	2,200,000
New York City Transitional Finance Authority Future Tax Secured(b),(c)
Revenue Bonds
VRDN Subordinated Series 2015 (Royal Bank of Canada)
08/01/41	0.620%	2,900,000	2,900,000
New York City Water & Sewer System(b)
Revenue Bonds
2nd General Resolution VRDN Series 2016BB (State Street Bank and Trust Co.)
06/15/49	0.620%	6,315,000	6,315,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution Fiscal 2015 VRDN Series 2015
06/15/48	0.620%	5,500,000	5,500,000
Syracuse Industrial Development Agency(b),(c)
Revenue Bonds
Syracuse University VRDN Series 2008A-2 (JPMorgan Chase Bank)
12/01/37	0.590%	2,700,000	2,700,000
Triborough Bridge & Tunnel Authority(b)
Refunding Revenue Bonds
VRDN Subseries 2015B-2-RE
01/01/32	0.600%	6,710,000	6,710,000
Total			28,525,000
Oklahoma 0.2%
Oklahoma Turnpike Authority(b)
Refunding Revenue Bonds
2nd Senior Series 2010F
01/01/28	0.610%	3,500,000	3,500,000
Tennessee 0.3%
Metropolitan Government of Nashville & Davidson County Water & Sewer(b)
Revenue Bonds
VRDN Series 1977 Escrowed to Maturity
07/01/21	0.810%	5,000,000	5,000,000
Total Floating Rate Notes (Cost $59,870,000)			59,870,000

Municipal Bonds 83.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.3%
Alabama 21st Century Authority
Revenue Bonds
Series 2012A
06/01/18	5.000%	1,250,000	1,310,863
Alabama Federal Aid Highway Finance Authority
Revenue Bonds
Grant Anticipation - GARVEE Series 2012
09/01/20	5.000%	2,210,000	2,474,427
Alabama Public School & College Authority
Refunding Revenue Bonds
Pool Series 2012A
03/01/18	5.000%	7,510,000	7,839,238

Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Birmingham
Limited General Obligation Refunding Notes
Series 2016A
04/01/18	5.000%	6,045,000	6,322,889
Industrial Development Board of the City of Mobile
Revenue Bonds
Alabama Power Co.-Barry Plant Series 2015
07/15/34	1.625%	3,250,000	3,259,262
Total			21,206,679
Alaska 0.6%
Alaska Railroad Corp.
Refunding Revenue Bonds
Sections 5307 & 5337 Series 2015
08/01/18	5.000%	4,500,000	4,732,020
Municipality of Anchorage
Unlimited General Obligation Refunding Bonds
General Purpose Series 2014B
09/01/19	5.000%	3,645,000	3,974,107
Total			8,706,127
Arizona 1.3%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Banner Health Series 2015A
01/01/21	5.000%	2,435,000	2,738,206
Arizona School Facilities Board
Certificate of Participation
Series 2008
09/01/18	5.750%	5,935,000	6,352,943
Arizona Transportation Board
Refunding Revenue Bonds
Series 2014
07/01/19	5.000%	4,250,000	4,632,457
City of Glendale
Limited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/19	4.000%	1,350,000	1,423,521
County of Maricopa
Certificate of Participation
Series 2015
07/01/18	5.000%	3,645,000	3,843,179
Maricopa County Industrial Development Authority
Revenue Bonds
Dignity Health Series 2007A
07/01/18	5.000%	1,845,000	1,877,232
Total			20,867,538
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arkansas 0.8%
Arkansas Development Finance Authority
Refunding Revenue Bonds
Baptist Health Series 2015A
12/01/17	4.000%	1,530,000	1,566,506
Baptist Health Series 2015A
12/01/18	5.000%	2,640,000	2,809,963
Baptist Health Series 2015A
12/01/19	5.000%	8,095,000	8,826,707
Total			13,203,176
California 3.5%
Brea Redevelopment Agency
Refunding Tax Allocation Bonds
Redevelopment Project Series 2013
08/01/17	5.000%	950,000	968,896
Redevelopment Project Series 2013
08/01/18	5.000%	995,000	1,050,451
California State Public Works Board
Refunding Revenue Bonds
Series 2014G
01/01/19	5.000%	13,500,000	14,452,965
Revenue Bonds
Various Capital Projects Series 2013I
11/01/17	5.000%	750,000	772,800
City of San Jose Airport(d)
Revenue Bonds
Series 2007A (AMBAC) AMT
03/01/17	5.000%	5,415,000	5,431,888
County of Los Angeles(e)
Certificate of Participation
Capital Appreciation - Disney Parking Project Series 1993 (AMBAC)
09/01/19	0.000%	7,650,000	7,328,853
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment Subordinated Series 2013 (AGM)
12/01/17	4.000%	1,235,000	1,264,418
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A
10/01/19	4.000%	950,000	1,008,368
Series 2017A (BAM)
10/01/21	5.000%	850,000	964,461

2	Columbia Short Term Municipal Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/17	3.000%	500,000	501,630
Series 2016
11/01/18	4.000%	875,000	895,116
Series 2016
11/01/19	4.000%	1,500,000	1,549,485
Series 2016
11/01/20	5.000%	2,235,000	2,406,559
State of California
Unlimited General Obligation Bonds
Various Purpose Series 2013
02/01/18	5.000%	10,000,000	10,409,300
Various Purpose Series 2014
10/01/18	5.000%	5,000,000	5,331,400
Unlimited General Obligation Refunding Bonds
Veterans Bond Series 2015
12/01/18	1.050%	1,190,000	1,185,799
Total			55,522,389
Colorado 0.2%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Evangelical Lutheran Good Samaritan Society Series 2015
06/01/17	3.000%	300,000	301,872
Evangelical Lutheran Good Samaritan Society Series 2015
06/01/18	3.000%	550,000	561,358
Evangelical Lutheran Good Samaritan Society Series 2015
06/01/19	4.000%	900,000	944,460
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2015A
09/01/19	5.000%	1,000,000	1,086,570
Total			2,894,260
Connecticut 3.0%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2012B
08/15/17	5.000%	5,000,000	5,097,900
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A (BAM)
03/01/20	5.000%	1,000,000	1,097,760
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A (BAM)
03/01/21	5.000%	1,500,000	1,681,470
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2014
11/15/44	4.000%	3,655,000	3,787,311
Subordinated Series 2016E-1
11/15/46	3.500%	10,000,000	10,482,200
Revenue Bonds
Series 2014A-1
11/15/44	4.000%	3,685,000	3,880,231
Connecticut State Health & Educational Facility Authority(a)
Revenue Bonds
Church Home of Hartford, Inc. Series 2016
09/01/20	2.875%	700,000	683,438
Church Home of Hartford, Inc. Series 2016
09/01/21	3.250%	850,000	824,942
State of Connecticut
Unlimited General Obligation Refunding Bonds
Series 2014C
12/15/18	5.000%	5,200,000	5,553,964
Series 2014H
11/15/19	5.000%	13,500,000	14,736,195
Total			47,825,411
Florida 3.1%
Citizens Property Insurance Corp.
Revenue Bonds
Senior Secured Series 2012A-1
06/01/17	5.000%	15,000,000	15,207,300
Series 2015A-1
06/01/18	5.000%	1,000,000	1,031,770
Series 2015A-1
06/01/20	5.000%	3,925,000	4,292,184
City of Jacksonville
Refunding Revenue Bonds
Better Jacksonville Series 2012
10/01/17	5.000%	2,000,000	2,055,040
County of Broward Airport System(d)
Refunding Revenue Bonds
Series 2015C AMT
10/01/19	5.000%	3,000,000	3,258,180
Series 2015C AMT
10/01/20	5.000%	1,885,000	2,093,085

Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Lee Solid Waste System
Refunding Revenue Bonds
Series 2016 (NPFGC) AMT
10/01/22	5.000%	1,500,000	1,694,820
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2014 AMT
10/01/20	5.000%	2,000,000	2,220,780
County of Miami-Dade Seaport Department
Revenue Bonds
Series 2013A
10/01/19	5.000%	2,015,000	2,186,758
Florida Housing Finance Corp.
Revenue Bonds
Homeowner Mortgage Special Program Series 2010A (GNMA / FNMA / FHLMC)
07/01/28	5.000%	875,000	908,819
Hillsborough County Aviation Authority
Refunding Revenue Bonds
Tampa International Subordinated Series 2013A AMT
10/01/19	5.000%	2,000,000	2,172,120
Pasco County School Board
Revenue Bonds
Series 2013
10/01/18	5.000%	1,000,000	1,061,730
School Board of Miami-Dade County (The)
Refunding Bonds Certificate of Participation
Series 2015D
02/01/20	5.000%	2,250,000	2,464,515
Refunding Certificate of Participation
Series 2015A
05/01/19	5.000%	2,000,000	2,156,740
St. Johns County School Board
Refunding Certificate of Participation
Series 2015
07/01/19	5.000%	1,000,000	1,083,990
Series 2015
07/01/20	5.000%	2,000,000	2,216,740
St. Johns River Power Park
Refunding Revenue Bonds
Issue 2 Series 2011-23
10/01/17	5.000%	3,000,000	3,083,370
Total			49,187,941
Georgia 1.7%
Burke County Development Authority
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project Series 2015
10/01/32	2.350%	7,700,000	7,705,159
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General Series 2011A
01/01/19	5.000%	4,000,000	4,283,960
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Single Family Mortgage Series 2016A-1
12/01/46	3.500%	3,760,000	3,930,704
Monroe County Development Authority
Revenue Bonds
Georgia Power Co. Plant Scherer Series 2015
10/01/48	2.350%	4,000,000	4,010,040
Peach County Development Authority
Revenue Bonds
USG Real Estate Foundation LLC Series 2016
10/01/18	1.200%	7,000,000	6,965,490
Total			26,895,353
Illinois 14.7%
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
General 2nd Lien Series 2012A AMT
01/01/18	5.000%	11,340,000	11,700,952
Chicago O’Hare International Airport
Refunding Revenue Bonds
General Senior Lien Series 2012B AMT
01/01/22	5.000%	5,000,000	5,582,200
General Senior Lien Series 2013A AMT
01/01/22	5.000%	5,675,000	6,335,797
Series 2015B
01/01/20	5.000%	3,000,000	3,286,800
Series 2015B
01/01/21	5.000%	4,000,000	4,478,680
Revenue Bonds
General Purpose Senior Lien Series 2013C AMT
01/01/21	5.000%	2,035,000	2,246,864
Chicago Park District
Limited General Obligation Refunding Bonds
Series 2015B
01/01/18	4.000%	1,250,000	1,276,838
Series 2015B
01/01/19	4.000%	1,750,000	1,819,843

4	Columbia Short Term Municipal Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015C
01/01/18	4.000%	1,500,000	1,532,205
Series 2015C
01/01/19	4.000%	1,805,000	1,877,038
Limited Tax General Obligation Refunding Bonds
Series 2014D
01/01/20	5.000%	1,000,000	1,080,730
Series 2014D
01/01/21	5.000%	1,000,000	1,099,370
Unlimited General Obligation Refunding Bonds
Alternative Revenue Source Series 2015
01/01/18	4.000%	1,000,000	1,021,470
Chicago Transit Authority
Refunding Revenue Bonds
Federal Transit Administration Section 5307 Series 2015
06/01/18	5.000%	6,000,000	6,253,980
Federal Transit Administration Section 5307 Series 2015
06/01/19	5.000%	5,000,000	5,338,750
Federal Transit Administration Section 5307 Urbanized Area Formula Funds Series 2015
06/01/20	5.000%	11,250,000	12,222,000
Unrefunded Revenue Bonds
Federal Transit Administration Series 2006 (AMBAC)
06/01/17	5.000%	2,875,000	2,883,481
City of Chicago
Refunding General Obligation Unlimited Bonds
Project Series 2014A
01/01/20	4.000%	1,175,000	1,153,415
Series 2015
01/01/20	5.000%	1,625,000	1,638,081
Refunding Revenue Bonds
Series 2009A
01/01/22	5.000%	2,090,000	2,177,926
Unlimited General Obligation Bonds
Series 2008A
01/01/21	5.250%	1,465,000	1,470,787
Series 2008A (BAM / TCRS)
01/01/19	5.000%	4,000,000	4,101,400
Series 2015A
01/01/19	5.000%	1,300,000	1,307,020
Series 2015A
01/01/20	5.000%	3,480,000	3,508,014
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Funds
Series 2008A
01/01/20	5.000%	8,405,000	8,427,021
Unlimited General Obligation Notes
Series 2015A
01/01/21	5.000%	5,000,000	5,035,100
Unlimited General Obligation Refunding Bonds
Project Series 2006A (AGM)
01/01/18	4.250%	1,350,000	1,354,172
Project Series 2014A
01/01/21	5.000%	4,875,000	4,909,222
Series 1996A-2 (AMBAC)
01/01/18	5.500%	2,505,000	2,573,311
Series 2003B
01/01/18	5.000%	1,500,000	1,505,265
Series 2016C
01/01/20	5.000%	1,000,000	1,008,050
Series 2016C
01/01/21	5.000%	3,370,000	3,393,657
Series 2016C
01/01/22	5.000%	5,000,000	5,021,400
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien Series 2001 (NPFGC)
01/01/18	5.500%	1,750,000	1,810,533
2nd Lien Series 2015C
01/01/18	5.000%	2,500,000	2,572,600
2nd Lien Series 2015C
01/01/19	5.000%	2,810,000	2,967,163
2nd Lien Series 2015C
01/01/20	5.000%	1,000,000	1,077,490
2nd Lien Series 2015C
01/01/21	5.000%	1,000,000	1,093,490
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien Series 2016
11/01/18	5.000%	1,000,000	1,054,250
2nd Lien Series 2016
11/01/19	5.000%	3,000,000	3,235,050

Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Series 2016
11/01/20	5.000%	5,000,000	5,476,450
Revenue Bonds
2nd Lien Project Series 2014
11/01/18	4.000%	1,000,000	1,037,110
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien Series 2015
03/01/19	5.000%	2,000,000	2,139,920
Senior Lien Series 2015
03/01/20	5.000%	2,000,000	2,190,900
Cook County Community High School District No. 228 Bremen
Limited General Obligation Bonds
Series 2014B
12/01/17	5.000%	2,000,000	2,061,200
Illinois Finance Authority
Refunding Revenue Bonds
Advocate Health Care Series 2014
08/01/19	5.000%	600,000	653,136
Swedish Covenant Hospital Series 2016
08/15/18	5.000%	200,000	209,508
Swedish Covenant Hospital Series 2016
08/15/19	5.000%	495,000	529,675
Swedish Covenant Hospital Series 2016
08/15/20	5.000%	400,000	434,764
Swedish Covenant Hospital Series 2016
08/15/21	5.000%	455,000	499,831
Revenue Bonds
Advocate Health Care Network Series 2016
11/15/22	1.375%	3,030,000	2,916,890
Ascension Health Series 2012E
11/15/42	5.000%	2,000,000	2,020,340
Illinois Finance Authority(b)
Refunding Revenue Bonds
Presbyterian Home Series 2016
05/01/36	1.890%	2,400,000	2,403,528
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2014A
12/01/20	5.000%	5,330,000	5,974,290
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015C
01/01/19	5.000%	1,250,000	1,335,038
Series 2015C
01/01/20	5.000%	1,500,000	1,642,500
Kane McHenry Cook & De Kalb Counties Unit School District No. 300
Unlimited General Obligation Refunding Bonds
Series 2015
01/01/18	5.000%	750,000	775,478
Northern Illinois Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
12/01/22	5.000%	1,500,000	1,698,690
Regional Transportation Authority
Revenue Bonds
Series 2003B (NPFGC)
06/01/19	5.500%	3,945,000	4,320,051
Series 2006A (NPFGC)
07/01/18	5.000%	4,970,000	4,984,562
State of Illinois
Revenue Bonds
Build Illinois Series 2010
06/15/19	5.000%	4,575,000	4,923,020
Build Illinois Series 2011
06/15/18	3.000%	4,800,000	4,900,560
Unlimited General Obligation Bonds
Series 2012
03/01/18	5.000%	4,550,000	4,675,261
Series 2013CR (AGM)
04/01/21	5.000%	7,180,000	7,741,189
Series 2014
02/01/18	4.000%	2,750,000	2,793,890
Series 2014
04/01/19	5.000%	5,000,000	5,208,650
Series 2016
01/01/20	5.000%	10,000,000	10,477,300
Unlimited General Obligation Notes
Series 2012
09/01/17	4.000%	3,550,000	3,598,031
Unrefunded Revenue Bonds
Build Illinois Series 2009B
06/15/20	5.000%	1,415,000	1,527,337

6	Columbia Short Term Municipal Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois Unemployment Compensation Trust Fund
Revenue Bonds
Series 2012B
06/15/17	5.000%	9,000,000	9,058,500
University of Illinois
Refunding Certificate of Participation
Series 2014C
03/15/19	5.000%	1,555,000	1,666,805
Total			232,305,819
Indiana 0.8%
Indiana Finance Authority
Refunding Revenue Bonds
Indiana University Health Series 2016A
12/01/19	5.000%	1,100,000	1,210,352
Indiana Health & Educational Facilities Financing Authority
Revenue Bonds
Ascension Senior Credit Series 2016
11/15/31	1.750%	5,000,000	4,895,800
Indiana Health Facility Financing Authority
Revenue Bonds
Ascension Health Subordinated Credit Group Series 2016
11/01/27	1.250%	3,935,000	3,862,793
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2017A-2 (GNMA) AMT
01/01/39	4.000%	2,000,000	2,120,820
Ivy Tech Community College of Indiana
Revenue Bonds
Student Fee Series 2013R-1
07/01/17	5.000%	1,000,000	1,017,090
Total			13,106,855
Iowa 0.2%
People’s Memorial Hospital of Buchanan County
Revenue Bonds
Series 2016
12/01/18	1.500%	3,000,000	2,981,640
Kentucky 2.6%
City of Pikeville
Revenue Bonds
Pikeville College of Optometry BAN Series 2015
08/01/17	3.000%	15,000,000	15,028,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Public Transportation Infrastructure Authority
Revenue Bonds
Downtown Crossing Project BAN Subordinated Series 2013
07/01/17	5.000%	5,550,000	5,627,034
Kentucky Rural Water Finance Corp.
Refunding Revenue Bonds
Series 2016A
02/01/18	1.250%	6,385,000	6,384,234
Kentucky State Property & Building Commission
Refunding Revenue Bonds
Project #108 Series 2015B
08/01/19	5.000%	5,000,000	5,415,400
Project #112 Series 2016B
11/01/21	5.000%	6,000,000	6,776,580
Project No. 100 Series 2011A
08/01/18	5.000%	2,500,000	2,640,850
Total			41,872,598
Louisiana 1.0%
Louisiana State Citizens Property Insurance Corp.
Refunding Revenue Bonds
Series 2015
06/01/18	5.000%	2,850,000	2,987,000
State of Louisiana
Unlimited General Obligation Bonds
Series 2015
05/01/19	5.000%	9,250,000	9,994,902
Series 2015B
05/01/19	5.000%	2,530,000	2,733,741
Total			15,715,643
Maine 0.3%
Maine State Housing Authority
Revenue Bonds
Series 2016B-1
11/15/46	3.500%	4,740,000	4,931,970
Maryland 0.4%
County of Charles
Unlimited General Obligation Refunding Bonds
Consolidated Public Improvement Series 2012
03/01/18	5.000%	4,395,000	4,590,138
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue Series 2015
07/01/17	5.000%	400,000	406,648

Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Meritus Medical Center Issue Series 2015
07/01/18	5.000%	305,000	320,918
Meritus Medical Center Issue Series 2015
07/01/19	5.000%	500,000	540,755
Total			5,858,459
Massachusetts 1.0%
Massachusetts Educational Financing Authority
Refunding Revenue Bonds
Series 2016J AMT
07/01/19	4.000%	2,500,000	2,607,100
Series 2016J AMT
07/01/20	4.000%	2,150,000	2,257,823
Revenue Bonds
Education Loan Series 2014-I AMT
01/01/18	4.000%	1,500,000	1,530,270
Education Loan Series 2014-I AMT
01/01/19	5.000%	2,000,000	2,109,520
Series 2015A AMT
01/01/19	5.000%	3,000,000	3,161,400
Series 2015A AMT
01/01/22	5.000%	3,500,000	3,858,085
Total			15,524,198
Michigan 1.0%
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority Series 2014C-5
07/01/18	5.000%	2,165,000	2,271,734
Series 2014H-1
10/01/19	5.000%	1,415,000	1,533,874
State Revolving Fund Drinking Water Series 2012
10/01/18	5.000%	3,640,000	3,880,932
Trinity Health Corp. Series 2015
12/01/19	5.000%	2,000,000	2,198,300
Michigan Finance Authority(d)
Refunding Revenue Bonds
Student Loan Series 2014 25-A AMT
11/01/18	5.000%	2,220,000	2,329,180
Student Loan Series 2014 25-A AMT
11/01/19	5.000%	1,250,000	1,338,575
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Royal Oak School District
Unlimited General Obligation Refunding Bonds
Series 2014
05/01/18	5.000%	1,000,000	1,048,700
Series 2014
05/01/19	5.000%	450,000	486,414
Total			15,087,709
Minnesota 0.9%
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Non-Ace Residential Housing Series 2016S (GNMA)
07/01/46	3.500%	8,330,000	8,711,181
Residential Housing Series 2014C (GNMA) AMT
07/01/19	1.800%	1,590,000	1,595,994
Moorhead Independent School District No. 152
Unlimited General Obligation Refunding Bonds
School Buildings Series 2014A
04/01/18	5.000%	3,285,000	3,439,559
Total			13,746,734
Mississippi 0.3%
Mississippi Development Bank
Refunding Revenue Bonds
Jackson Public School District Project Series 2015A
04/01/19	5.000%	1,250,000	1,339,300
Jackson Public School District Project Series 2015A
04/01/20	5.000%	1,000,000	1,097,560
State of Mississippi
Revenue Bonds
Series 2015E
10/15/18	4.000%	2,080,000	2,176,054
Total			4,612,914
Missouri 1.5%
City of St. Louis Airport
Refunding Revenue Bonds
Lambert-St. Louis International Airport Series 2013
07/01/17	5.000%	715,000	726,912
Lambert-St. Louis International Airport Series 2013
07/01/18	5.000%	765,000	804,596

8	Columbia Short Term Municipal Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas City Planned Industrial Expansion Authority
Revenue Bonds
2nd & DE Apartments Series 2016
12/01/18	1.500%	11,430,000	11,439,944
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2014
01/01/19	5.000%	2,150,000	2,294,588
Series 2014
01/01/20	5.000%	7,825,000	8,570,722
Total			23,836,762
Nebraska 1.7%
Central Plains Energy Project
Refunding Revenue Bonds
Series 2014 (Royal Bank of Canada)
08/01/39	5.000%	14,500,000	15,710,025
Nebraska Investment Finance Authority
Revenue Bonds
Series 2014A
03/01/44	3.000%	2,730,000	2,782,498
Nebraska Public Power District
Refunding Revenue Bonds
Series 2014
01/01/19	5.000%	2,000,000	2,140,400
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit Series 2015
01/01/19	5.000%	2,250,000	2,396,452
Whelan Energy Center Unit Series 2015
01/01/20	5.000%	3,030,000	3,299,731
Total			26,329,106
Nevada 2.0%
Clark County School District
Limited General Obligation Refunding Bonds
Series 2014A
06/15/18	5.000%	10,000,000	10,538,800
Unlimited General Obligation Refunding Bonds
Series 2014B
06/15/18	5.000%	10,000,000	10,538,800
County of Clark Department of Aviation
Revenue Bonds
Series 2014B
07/01/18	5.000%	5,000,000	5,266,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Washoe
Refunding Revenue Bonds
Sierra Pacific Power Series 2016S AMT
08/01/31	1.500%	5,500,000	5,429,215
Total			31,773,615
New Jersey 4.0%
New Jersey Building Authority
Refunding Revenue Bonds
Series 2013A
06/15/17	5.000%	5,500,000	5,564,900
Revenue Bonds
Series 2009A
12/15/18	5.000%	2,695,000	2,814,766
New Jersey Economic Development Authority(b)
Refunding Revenue Bonds
NTS School Facilities Series 2011C
02/01/18	2.290%	8,895,000	8,950,060
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction Series 2014
06/15/18	5.000%	1,400,000	1,475,082
Revenue Bonds
School Facilities Construction Series 2010 Escrowed to Maturity
12/15/17	5.000%	4,260,000	4,408,759
Unrefunded Revenue Bonds
School Facilities Construction Series 2010
12/15/17	5.000%	175,000	181,188
School Facilities Construction Series 2014
06/15/18	5.000%	3,600,000	3,726,612
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Princeton HealthCare System Series 2016
07/01/18	5.000%	540,000	567,092
Princeton HealthCare System Series 2016
07/01/19	5.000%	525,000	565,971
Princeton HealthCare System Series 2016
07/01/20	5.000%	650,000	717,022
Princeton HealthCare System Series 2016
07/01/21	5.000%	750,000	841,942

Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/17	5.000%	2,780,000	2,851,279
Senior Series 2015-1A AMT
12/01/17	5.000%	2,000,000	2,051,280
Senior Series 2015-1A AMT
12/01/18	5.000%	4,250,000	4,469,980
New Jersey Higher Education Student Assistance Authority
Revenue Bonds
Series 2016-1A AMT
12/01/18	5.000%	645,000	678,385
Series 2016-1A AMT
12/01/20	5.000%	1,250,000	1,352,862
Student Loan Series 2012-1A AMT
12/01/18	5.000%	2,480,000	2,608,365
New Jersey Transit Corp
Revenue Bonds
Grant Anticipation Note Series 2014A
09/15/18	5.000%	3,500,000	3,661,595
New Jersey Transit Corp.
Certificate of Participation
Federal Transit Administration Grants Subordinated Series 2005A Escrowed to Maturity (NPFGC)
09/15/17	5.000%	8,770,000	8,995,652
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System Series 1999A
06/15/20	5.750%	5,000,000	5,352,700
State of New Jersey
Certificate of Participation
Equipment Lease Purchase Series 2008A
06/15/17	5.000%	1,935,000	1,965,167
Total			63,800,659
New York 17.3%
Alexandria Central School District
Unlimited General Obligation Notes
BAN Series 2016
07/27/17	1.500%	6,200,000	6,205,580
Beaver River Central School District
Unlimited General Obligation Notes
BAN Series 2016
06/29/17	2.000%	9,429,185	9,458,415
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Center Moriches Union Free School District
Unlimited General Obligation Notes
BAN Series 2016
08/09/17	1.500%	5,000,000	5,003,850
City of Long Beach
Limited General Obligation Notes
BAN Series 2016
02/16/17	1.500%	5,582,000	5,582,585
City of New York
Subordinated Unlimited General Obligation Bonds
Series 2004H-B
03/01/19	5.000%	8,500,000	9,161,385
Series 2008I-1
02/01/17	5.000%	8,635,000	8,635,951
Unlimited General Obligation Bonds
Series 2013E
08/01/18	5.000%	5,960,000	6,311,580
Unlimited General Obligation Refunding Bonds
Series 2012F
08/01/18	5.000%	1,675,000	1,773,808
City of Yonkers
Limited General Obligation Refunding Bonds
Series 2015D
08/01/17	3.000%	2,045,000	2,064,080
Series 2015D
08/01/18	4.000%	2,970,000	3,082,474
County of Monroe
Limited General Obligation Bonds
Series 2016B
06/01/18	5.000%	4,185,000	4,390,651
Series 2016B
06/01/19	5.000%	5,200,000	5,617,560
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/17	5.000%	1,825,000	1,830,440
Series 2014A (AGM)
03/01/18	5.000%	1,825,000	1,894,770
Series 2014A (AGM)
03/01/19	5.000%	2,000,000	2,132,120
Edwards-Knox Central School District
Unlimited General Obligation Notes
BAN Series 2016
06/27/17	2.000%	4,555,000	4,567,800
Erie County Industrial Development Agency (The)
Revenue Bonds
Series 2012
05/01/17	5.000%	3,000,000	3,032,370

10	Columbia Short Term Municipal Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fillmore Central School District
Unlimited General Obligation Notes
BAN Series 2016
06/29/17	2.000%	7,927,904	7,949,468
Harpursville Central School District
Unlimited General Obligation Notes
BAN Series 2016
07/21/17	1.750%	14,705,000	14,735,145
Housing Development Corp.
Refunding Revenue Bonds
Series 2015G-2
11/01/19	1.450%	2,500,000	2,503,075
Metropolitan Transportation Authority
Revenue Bonds
Series 2005A (AMBAC)
11/15/18	5.500%	5,000,000	5,389,250
Series 2008A
11/15/18	5.000%	2,125,000	2,271,668
Series 2012E
11/15/17	5.000%	1,000,000	1,032,270
Transportation Series 2005G
11/15/18	5.000%	2,900,000	3,100,158
Transportation Series 2010D
11/15/18	5.000%	1,890,000	2,020,448
Transportation Series 2014B
11/15/18	5.000%	1,000,000	1,069,020
Mount Markham Central School District
Unlimited General Obligation Notes
BAN Series 2016
06/28/17	2.000%	3,900,000	3,909,750
New York City Industrial Development Agency
Refunding Revenue Bonds
Senior Trips Series 2012A AMT
07/01/19	5.000%	1,730,000	1,835,513
New York City Industrial Development Agency(d)
Refunding Revenue Bonds
Trips Obligated Group Senior Series 2012A AMT
07/01/18	5.000%	4,655,000	4,835,381
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured Series 2012E-1
02/01/19	5.000%	4,750,000	5,110,193
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Thruway Authority
Revenue Bonds
Series 2007H (NPFGC)
01/01/19	5.000%	6,240,000	6,456,653
Series 2013A
05/01/19	5.000%	20,000,000	21,606,000
Series 2014J
01/01/19	5.000%	1,200,000	1,283,532
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax Series 2014
03/15/19	5.000%	15,000,000	16,206,450
New York Transportation Development Corp.
Refunding Revenue Bonds
American Airlines, Inc. Series 2016 AMT
08/01/17	5.000%	4,000,000	4,049,880
American Airlines, Inc. Series 2016 AMT
08/01/18	5.000%	5,000,000	5,150,050
Terminal One Group Association Series 2015 AMT
01/01/21	5.000%	5,500,000	6,109,730
Ogdensburg Enlarged City School District
Unlimited General Obligation Notes
BAN Series 2016
06/21/17	2.000%	15,000,000	15,046,050
Port Authority of New York & New Jersey
Revenue Bonds
167th Series 2011 AMT
09/15/19	5.000%	5,000,000	5,444,550
Port Authority of New York & New Jersey(d)
Revenue Bonds
Consolidated 172nd Series 2012 AMT
10/01/17	5.000%	5,000,000	5,129,950
Ticonderoga Central School District
Unlimited General Obligation Notes
BAN Series 2016
08/04/17	1.500%	4,000,000	4,002,040
Town of Oyster Bay(f)
General Obligation Limited Notes
BAN Series 2017A
06/01/18	3.500%	10,000,000	10,078,600
General Obligation Unlimited Notes
BAN Series 2017B
02/02/18	3.500%	1,650,000	1,666,352

Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Oyster Bay
Limited General Obligation Notes
BAN Series 2016A
02/03/17	2.750%	10,000,000	10,000,511
BAN Series 2016D
06/28/17	3.875%	3,000,000	3,009,450
Town of Stillwater
Limited General Obligation Notes
BAN Series 2016
06/08/17	2.000%	2,500,000	2,505,100
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/19	4.000%	2,000,000	2,101,460
Series 2017A
06/01/20	5.000%	1,000,000	1,095,570
Utica School District
Unlimited General Obligation Notes
RAN Series 2016
06/23/17	2.000%	10,000,000	10,018,800
Weedsport Central School District
Unlimited General Obligation Notes
BAN Series 2016
07/14/17	1.500%	5,744,000	5,746,872
Total			273,214,358
North Carolina 0.7%
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/18 Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	3,740,000	3,886,384
North Carolina Housing Finance Agency
Refunding Revenue Bonds
Series 2016-37A AMT
07/01/39	3.500%	2,500,000	2,600,375
State of North Carolina
Revenue Bonds
Grant Anticipation Revenue Vehicle Series 2007 (NPFGC)
03/01/18	5.000%	4,500,000	4,515,255
Total			11,002,014
Ohio 0.6%
Ohio Housing Finance Agency
Revenue Bonds
Series 2010-1 (GNMA / FNMA)
11/01/28	5.000%	1,185,000	1,231,938
State of Ohio
Refunding Revenue Bonds
Series 2014B
12/15/19	5.000%	5,000,000	5,510,700
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Ohio Water Development Authority Waste Management Series 2015 AMT
11/01/22	1.700%	2,980,000	2,988,135
Total			9,730,773
Oklahoma 0.5%
Cleveland County Educational Facilities Authority
Revenue Bonds
Moore Public Schools Project Series 2016
06/01/19	5.000%	3,000,000	3,238,020
Moore Public Schools Project Series 2016
06/01/20	5.000%	500,000	552,810
Norman Public Schools Project Series 2014
07/01/18	5.000%	2,400,000	2,524,224
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/18	4.000%	800,000	829,880
Series 2016
09/01/19	4.000%	1,005,000	1,059,320
Total			8,204,254
Pennsylvania 3.9%
Commonwealth of Pennsylvania
Unlimited General Obligation Bonds
1st Series 2012
06/01/19	5.000%	5,650,000	6,111,605
1st Series 2013
04/01/21	5.000%	5,000,000	5,615,900
Unlimited General Obligation Refunding Bonds
2nd Series 2009
07/01/19	5.000%	10,980,000	11,904,955
County of Allegheny
Unlimited General Obligation Refunding Bonds
Series 2014C-73
12/01/18	5.000%	6,650,000	7,091,227
Monroeville Finance Authority
Revenue Bonds
Series 2012
02/15/18	4.000%	1,250,000	1,288,200
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network Series 2015
01/15/18	5.000%	750,000	774,038

12	Columbia Short Term Municipal Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Albert Einstein HealthCare Network Series 2015
01/15/19	5.000%	1,000,000	1,057,720
Pennsylvania Economic Development Financing Authority(b)
Revenue Bonds
Waste Management, Inc. Project Series 2014 AMT
07/01/41	2.250%	2,775,000	2,791,262
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-119
10/01/41	3.500%	5,885,000	6,121,930
Series 2016-120
10/01/46	3.500%	7,110,000	7,418,645
Pennsylvania Turnpike Commission(b)
Revenue Bonds
Series 2013B
12/01/19	1.640%	3,070,000	3,089,372
Pittsburgh Public Parking Authority
Refunding Revenue Bonds
System Series 2015A
12/01/18	4.000%	1,750,000	1,831,935
School District of Philadelphia (The)
Unlimited General Obligation Refunding Bonds
Series 2015D
09/01/19	5.000%	3,750,000	4,008,600
State Public School Building Authority
Refunding Revenue Bonds
The School District of Philadelphia Project Series 2015
06/01/19	5.000%	2,890,000	3,059,643
Total			62,165,032
Rhode Island 0.4%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Hospital Financing - Lifespan Obligation Series 2016G
05/15/18	5.000%	1,250,000	1,301,325
Hospital Financing - Lifespan Obligation Series 2016G
05/15/19	5.000%	1,500,000	1,598,430
Hospital Financing - Lifespan Obligation Series 2016G
05/15/22	5.000%	1,250,000	1,384,637
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Series 2016
10/01/46	3.500%	1,755,000	1,820,251
Total			6,104,643
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 1.4%
Berkeley County School District
Revenue Bonds
Series 2013
12/01/17	5.000%	500,000	515,895
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2009A-3
01/01/18	5.000%	5,080,000	5,258,714
Series 2009A-4
01/01/19	5.000%	6,645,000	7,097,059
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/18	5.000%	1,100,000	1,172,985
Series 2015
12/01/19	5.000%	1,250,000	1,369,975
South Carolina State Housing Finance & Development Authority
Refunding Revenue Bonds
Series 2016B-1
07/01/43	3.500%	1,960,000	2,050,199
Series 2016B-2 AMT
07/01/43	4.000%	4,895,000	5,157,862
Total			22,622,689
Tennessee 1.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Ascension Senior Credit Series 2016
11/15/30	1.550%	3,000,000	2,960,250
Tennessee Energy Acquisition Corp.
Revenue Bonds
Series 2006C
02/01/19	5.000%	9,920,000	10,559,046
Series 2006C
02/01/20	5.000%	3,820,000	4,154,403
Total			17,673,699
Texas 5.4%
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Series 2016
01/01/21	5.000%	1,000,000	1,107,280
Series 2016
01/01/22	5.000%	1,250,000	1,404,787

Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of El Paso Water & Sewer
Refunding Revenue Bonds
Series 2014
03/01/19	4.000%	1,000,000	1,057,300
City of San Antonio Electric & Gas Systems
Refunding Revenue Bonds
Junior Lien Series 2014
02/01/19	5.000%	13,865,000	14,916,383
Dallas/Fort Worth International Airport(d)
Refunding Revenue Bonds
Series 2013E AMT
11/01/18	5.000%	20,980,000	22,265,445
Harris County-Houston Sports Authority
Refunding Revenue Bonds
Senior Lien Series 2014A
11/15/19	5.000%	3,000,000	3,280,740
Houston Independent School District
Revenue Bonds
Series 2014
09/15/19	5.000%	4,100,000	4,490,074
Irving Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program Series 2015A
02/15/21	5.000%	1,500,000	1,697,130
New Hope Cultural Education Facilities Finance Corp.
Revenue Notes
Construction Project Series 2016
02/01/18	1.000%	2,320,000	2,312,112
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier Series 2015A
01/01/19	5.000%	1,350,000	1,441,044
2nd Tier Series 2015A
01/01/20	5.000%	1,105,000	1,208,317
Northwest Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program Series 2015B
02/15/21	5.000%	1,250,000	1,414,275
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2012
10/01/17	5.000%	4,895,000	5,021,536
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Spring Branch Independent School District
Limited General Obligation Refunding Bonds
Texas Permanent School Fund Program Series 2015A
02/01/21	5.000%	5,000,000	5,651,950
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project Series 2014
12/01/18	2.500%	4,995,000	5,001,144
Tarrant County Housing Finance Corp.
Revenue Bonds
Multifamily Housing Reserve Quebec Apartments Series 2016
08/01/18	1.000%	5,100,000	5,079,855
Texas State University System
Refunding Revenue Bonds
Series 2017A
03/15/20	5.000%	1,580,000	1,751,477
Series 2017A
03/15/21	5.000%	1,600,000	1,813,808
University of Texas System (The)
Revenue Bonds
Series 2017J
08/15/21	5.000%	3,895,000	4,467,059
Total			85,381,716
Utah 0.1%
Utah Housing Corp.
Refunding Revenue Bonds
Series 2015D-1 Class III (FHA) AMT
01/01/19	1.850%	1,805,000	1,808,032
Virgin Islands, U.S. 0.2%
Virgin Islands Public Finance Authority(a),(g)
Revenue Bonds
Series 2015
09/01/17	4.000%	500,000	505,665
Series 2015
09/01/18	5.000%	1,720,000	1,792,584
Series 2015
09/01/20	5.000%	750,000	808,688
Total			3,106,937
Virginia 1.5%
Louisa Industrial Development Authority
Refunding Revenue Bonds
Series 2015
11/01/35	1.750%	7,000,000	7,046,760

14	Columbia Short Term Municipal Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wise County Industrial Development Authority
Revenue Bonds
Series 2015A
10/01/40	2.150%	11,875,000	11,933,306
Virginia Electric & Power Co. Series 2015A
11/01/40	1.875%	5,000,000	4,961,750
Total			23,941,816
Washington 2.5%
Energy Northwest
Refunding Revenue Bonds
Project 1 Series 2012B
07/01/17	5.000%	30,220,000	30,750,663
Wind Project Series 2014
07/01/17	5.000%	1,000,000	1,016,410
Wind Project Series 2014
07/01/18	5.000%	1,425,000	1,498,758
State of Washington
Revenue Bonds
520 Corridor Program Senior Series 2013C
09/01/19	5.000%	2,000,000	2,183,240
Unlimited General Obligation Bonds
Various Purpose Series 2013D
02/01/18	5.000%	2,810,000	2,923,805
Washington State Housing Finance Commission
Revenue Bonds
Series 2010A (GNMA / FNMA / FHLMC)
10/01/28	4.700%	440,000	460,975
Total			38,833,851
Wyoming 0.2%
Wyoming Community Development Authority
Refunding Revenue Bonds
Series 2016-1 AMT
12/01/38	3.500%	2,250,000	2,344,905
Total Municipal Bonds (Cost $1,330,511,755)			1,323,928,274

Municipal Short Term 13.5%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.3%
California Pollution Control Financing Authority(f)
Refunding Revenue Bonds
Republic Services, Inc. Series 2010A AMT
08/01/23	1.250%	4,000,000	4,000,000
Connecticut 0.4%
City of New Haven
Unlimited General Obligation Notes
TAN Series 2016
05/18/17	1.200%	6,000,000	6,023,100
Illinois 0.0%
Illinois Finance Authority
Refunding Revenue Bonds
Swedish Covenant Hospital Series 2016
08/15/17	1.520%	500,000	509,340
Indiana 1.1%
Indiana Finance Authority(b)
Revenue Bonds
Republic Services, Inc. Project Series 2012 AMT
12/01/37	1.000%	18,000,000	18,000,000
Kentucky 0.1%
Kentucky Economic Development Finance Authority(b)
Refunding Revenue Bonds
Republic Services Series 2016A AMT
04/01/31	1.000%	2,000,000	2,000,000
New Jersey 2.5%
City of East Orange
Unlimited General Obligation Notes
Series 2016
03/28/17	1.150%	13,059,500	13,077,004
City of Newark
Unlimited General Obligation Notes
TAN Series 2016A
02/15/17	1.870%	3,905,000	3,905,961
City of Wildwood
Unlimited General Obligation Notes
Series 2016
10/20/17	1.090%	15,561,000	15,661,524
Mount Holly Township School District
Unlimited General Obligation Notes
Series 2016
07/25/17	1.250%	7,000,000	7,016,450
Total			39,660,939

Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 8.0%
Amherst Central School District
Unlimited General Obligation Notes
BAN Series 2016
09/14/17	1.220%	4,350,000	4,370,836
Center Moriches Union Free School District
Limited General Obligation Notes
TAN Series 2016
06/23/17	1.230%	7,500,000	7,507,875
Cincinnatus Central School District
Unlimited General Obligation Notes
BAN Series 2016
07/13/17	1.380%	8,630,732	8,635,134
City of Lockport
Limited General Obligation Notes
BAN Series 2016
05/25/17	1.790%	7,198,171	7,202,346
City of Long Beach
Limited General Obligation Notes
BAN Series 2016C
09/15/17	1.460%	8,124,370	8,138,344
City of New York(b)
Unlimited General Obligation Bonds
Fiscal 1995 Subordinated Series 2015F
02/15/19	1.310%	6,250,000	6,244,375
County of Rockland
Limited General Obligation Notes
TAN Series 2016
03/16/17	0.990%	6,000,000	6,007,574
Gouverneur Central School District
Unlimited General Obligation Notes
BAN Series 2016
06/28/17	1.100%	3,500,000	3,505,635
Greater Southern Tier Board of Cooperative Educational Services District
Revenue Notes
RAN Series 2017
06/30/17	1.260%	10,000,000	10,030,500
Harpursville Central School District
Unlimited General Obligation Notes
RAN Series 2016
03/31/17	1.140%	2,000,000	2,001,161
Margaretville Central School District
Unlimited General Obligation Notes
BAN Series 2016
06/30/17	1.370%	2,039,806	2,040,826
Northport-East Northport Union Free School District
Unlimited General Obligation Notes
TAN Series 2016
06/27/17	0.970%	10,000,000	10,021,300
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Seaford Union Free School District
Limited General Obligation Notes
TAN Series 2016
06/22/17	1.290%	4,000,000	4,011,000
Shoreham-Wading River Central School District
Unlimited General Obligation Notes
BAN Series 2016
06/29/17	1.230%	10,000,000	10,031,200
Sidney Central School District
Unlimited General Obligation Notes
BAN Series 2016
07/28/17	1.340%	5,000,000	5,003,800
Solvay Union Free School District
Unlimited General Obligation Notes
BAN Series 2016
07/20/17	0.830%	3,400,000	3,418,700
Thousand Islands Central School District
Unlimited General Obligation Notes
BAN Series 2016
06/30/17	1.230%	4,150,000	4,162,948
Tompkins-Seneca-Tioga Board of Cooperative Educational Services
Revenue Notes
RAN Series 2016
06/23/17	1.260%	5,440,000	5,455,776
Town of Batavia
Limited General Obligation Notes
BAN Series 2016
03/16/17	1.290%	5,496,190	5,500,987
Utica School District
Unlimited General Obligation Notes
BAN Series 2016
07/21/17	1.620%	13,757,000	13,780,249
Total			127,070,566
Ohio 0.3%
Deer Park Community City School District
Unlimited General Obligation Notes
BAN Series 2017
07/13/17	0.970%	3,750,000	3,767,362
Oklahoma 0.1%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/17	1.290%	1,000,000	1,009,930
Pennsylvania 0.1%
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District Series 2016
06/01/17	1.430%	1,000,000	1,011,890

16	Columbia Short Term Municipal Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Wisconsin 0.6%
Waupun School District
Revenue Notes
BAN Series 2017
08/15/17	1.280%	10,000,000	10,024,700
Total Municipal Short Term (Cost $213,251,529)			213,077,827

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.440%(h)	500,000	500,000
Total Money Market Funds (Cost $500,000)		500,000
Total Investments (Cost $1,604,133,284)		1,597,376,101
Other Assets and Liabilities, Net		(15,878,744)
Net Assets		$1,581,497,357
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $14,010,317 or 0.89% of net assets.
(b)	Variable rate security.
(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2017, the value of these securities amounted to $3,106,937 or 0.20% of net assets.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
TAN	Tax Anticipation Note
TCRS	Transferable Custody Receipts
Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
Abbreviation Legend  (continued)
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,604,133,000	1,616,000	(8,373,000)	(6,757,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
18	Columbia Short Term Municipal Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	59,870,000	—	59,870,000
Municipal Bonds	—	1,323,928,274	—	1,323,928,274
Municipal Short Term	—	213,077,827	—	213,077,827
Money Market Funds	500,000	—	—	500,000
Total Investments	500,000	1,596,876,101	—	1,597,376,101
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	19

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 24, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date March 24, 2017